                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-08234
                                  ---------------------------------------------

                      TIFF Investment Program, Inc.
            -------------------------------------------------------------------
                 (Exact name of registrant as specified in charter)

                 590 Peter Jefferson Parkway, Charlottesville, VA         22911
            -------------------------------------------------------------------
                 (Address of principal executive offices)            (Zip code)

                 Richard J. Flannery
                 President and Principal Executive Officer
                 590 Peter Jefferson Parkway, Charlottesville, VA         22911
            -------------------------------------------------------------------
                 (Name and address of agent for service)

                 with a copy to:

                 Jack Murphy, Esq.
                 Dechert
                 1775 I Street,
                 N.W., Washington, D.C. 20006-2401

Registrant's telephone number, including area code: 434-817-8200
                                                   -------------------

Date of fiscal year end:   12/31/2003
                         ----------------------------

Date of reporting period:  12/31/2003
                          -------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

      (Annual Report for the period 1/1/03 through 12/31/03 is filed herewith)

--------------------------------------------------------------------------------

ANNUAL REPORT                                                             [LOGO]
DECEMBER 31, 2003             A Report of the TIFF INVESTMENT PROGRAM

 ABOUT TIFF

The Investment Fund for Foundations (TIFF) is a non-profit cooperative founded in 1991 by a nationwide network of foundations. Its mission is to improve the investment returns of eligible organizations by making available to them (1) a series of multi-manager investment vehicles designed to meet the long-term investment needs of endowed charities and (2) resources aimed at enhancing fiduciaries' knowledge of investing.
 TIFF MUTUAL FUNDS

The TIFF Investment Program, Inc. (TIP) comprises a family of multi-manager, no-load mutual funds open exclusively to 501(c)(3) organizations. TIP consists of five mutual funds at present: Multi-Asset (MAF), International Equity (IEF), US Equity (USEF), Government Bond (GBF), and Short-Term (STF). TIFF Advisory Services, Inc. (TAS), formerly Foundation Advisers, Inc., serves as the investment advisor to the funds.

All of the TIP mutual funds enable member organizations to delegate to TAS responsibility for the time-intensive task of selecting money managers and other vendors. MAF goes beyond this by providing members with an opportunity to also delegate to TAS responsibility for the all-important task of asset allocation within the marketable investments sector.
 FINANCIAL STATEMENTS

TIP is pleased to provide this Annual Report for December 31, 2003. Additional discussion of the performance of the mutual funds described herein has been provided to members via the TIFF MARKETABLE INVESTMENTS quarterly reports.
 FOR FURTHER INFORMATION

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.

                                                               FEBRUARY 20, 2004

 CONTENTS

TIFF Multi-Asset Fund
/ / Performance...................................   3
/ / Schedule of Investments.......................   4

TIFF International Equity Fund
/ / Performance...................................  13
/ / Schedule of Investments.......................  14

TIFF US Equity Fund
/ / Performance...................................  19
/ / Schedule of Investments.......................  20

TIFF Government Bond Fund
/ / Performance...................................  25
/ / Schedule of Investments.......................  26

TIFF Short-Term Fund
/ / Performance...................................  27
/ / Schedule of Investments.......................  28

Statement of Assets and Liabilities...............  29

Statement of Operations...........................  31

Statement of Changes in Net Assets................  33

Statement of Cash Flows...........................  36

Financial Highlights..............................  37

Notes to Financial Statements.....................  42

Report of Independent Auditors....................  56

Directors and Principal Officers..................  57

--------------------------------------------------------------------------------
Copyright -C- 2004 / / All rights reserved / / This report may not be reproduced or distributed without written permission from TIFF.
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                      (This page intentionally left blank)

                                       2
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  TIFF MULTI-ASSET FUND                                      DECEMBER 31, 2003

POLICY CONSIDERATIONS: The fund seeks to achieve its objective through two principal means: (1) diversification across multiple asset classes and
(2) active security selection. To facilitate the assessment of the active strategies pursued by the fund's managers, staff keeps track of a constructed index that reflects returns on passive indices appropriate to each fund segment, weighted by each segment's policy norm and rebalanced monthly.

PERFORMANCE EVALUATION: The fund outperformed the constructed index for calendar year 2003, a result it has achieved in five of the eight full calendar years (plus one partial year) since its launch on March 31, 1995. Over its 8.75 year life, the fund has generated an annualized net return of 8.2%, outpacing its primary benchmark (CPI inflation plus 5% annualized) by a margin of 0.8% per annum net of all expenses. The fund's strong performance in 2003 (both absolute and relative to the constructed index) was attributable not to a single winning bet but to multiple modest tilts and biases that added value, the most noteworthy being overweights in foreign stocks of all sorts, favorable stock-picking within both foreign markets and the resource-related stock universe that Wellington trawls on the fund's behalf, and -- last but not least -- strong performance by the fund's absolute return-oriented managers as a group. The TIFF Multi-Asset Fund's strong absolute returns in 2003 were attributable not only to its managers' savvy stewardship of its assets but to very sharp rallies in stocks and to the policy shifts and strategic tilts initiated by staff.

                                                                   TOTAL RETURN*
                                                    -------------------------------------------
                                                       TIFF        MSCI     CPI +
                                                    Multi-Asset  ACW Free  5% per   Constructed
                                                      Fund**     Index***   annum    Index****
                                                    -------------------------------------------
                    Calendar Year 2003                  26.65%    33.97%    6.96%       22.40%
                    3-Year Annualized                    4.67%    (3.27%)   7.02%        3.65%
                    5-Year Annualized                    7.56%    (0.24%)   7.48%        5.15%
                    Annualized since Inception**         8.18%     7.02%    7.38%        8.67%
                    Cumulative since Inception**        99.03%    81.09%   86.41%      107.07%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF MULTI-ASSET FUND  MSCI ALL COUNTRY WORLD FREE INDEX  CPI + 5%  CONSTRUCTED MAF BENCHMARK
3/31/95                  $100,000                           $100,000  $100,000                   $100,000
4/30/95                  $101,500                           $103,637  $100,738                   $102,416
5/31/95                  $103,100                           $104,781  $101,347                   $104,093
6/30/95                  $103,700                           $104,804  $101,961                   $104,621
7/31/95                  $106,852                           $109,875  $102,376                   $107,943
8/31/95                  $107,255                           $107,470  $103,062                   $106,923
9/30/95                  $109,066                           $110,426  $103,684                   $109,137
10/31/95                 $108,563                           $108,581  $104,445                   $108,065
11/30/95                 $110,575                           $111,996  $104,802                   $110,923
12/31/95                 $114,078                           $115,369  $105,161                   $113,550
1/31/96                  $115,718                           $117,933  $106,206                   $115,211
2/29/96                  $116,948                           $118,424  $106,982                   $115,732
3/31/96                  $119,101                           $120,247  $107,971                   $117,050
4/30/96                  $122,483                           $123,184  $108,827                   $119,281
5/31/96                  $124,225                           $123,311  $109,479                   $119,798
6/30/96                  $122,893                           $123,987  $109,995                   $119,770
7/31/96                  $118,794                           $119,356  $110,653                   $116,926
8/31/96                  $121,059                           $120,828  $111,315                   $118,534
9/30/96                  $124,147                           $125,290  $112,122                   $121,578
10/31/96                 $125,794                           $125,791  $112,934                   $122,695
11/30/96                 $129,627                           $132,516  $113,608                   $126,996
12/31/96                 $130,631                           $130,597  $114,071                   $126,257
1/31/97                  $133,772                           $132,788  $114,895                   $127,375
2/28/97                  $133,556                           $134,598  $115,725                   $128,059
3/31/97                  $130,631                           $131,906  $116,486                   $126,520
4/30/97                  $130,956                           $136,142  $117,106                   $128,415
5/31/97                  $137,239                           $144,266  $117,510                   $134,408
6/30/97                  $140,055                           $151,648  $118,135                   $138,857
7/31/97                  $144,723                           $158,505  $118,764                   $143,566
8/31/97                  $143,305                           $147,384  $119,469                   $138,587
9/30/97                  $148,867                           $155,244  $120,253                   $144,434
10/31/97                 $141,233                           $146,000  $121,042                   $138,987
11/30/97                 $137,636                           $148,234  $121,460                   $138,810
12/31/97                 $137,909                           $150,180  $121,805                   $140,330
1/31/98                  $136,370                           $153,486  $122,528                   $142,032
2/28/98                  $141,579                           $163,986  $123,254                   $147,814
3/31/98                  $147,024                           $170,983  $123,985                   $151,998
4/30/98                  $149,984                           $172,586  $124,719                   $153,888
5/31/98                  $148,090                           $169,311  $125,458                   $151,815
6/30/98                  $146,669                           $172,361  $126,122                   $153,093
7/31/98                  $143,929                           $172,418  $126,791                   $151,888
8/31/98                  $127,924                           $148,262  $127,463                   $139,326
9/30/98                  $129,716                           $151,211  $128,138                   $145,115
10/31/98                 $133,657                           $165,021  $128,974                   $152,248
11/30/98                 $136,357                           $175,039  $129,499                   $157,091
12/31/98                 $138,217                           $183,168  $129,947                   $161,067
1/31/99                  $139,306                           $186,912  $130,793                   $161,973
2/28/99                  $137,248                           $182,214  $131,485                   $159,043
3/31/99                  $141,363                           $190,410  $132,420                   $164,674
4/30/99                  $149,472                           $198,636  $133,923                   $171,594
5/31/99                  $146,931                           $191,617  $134,468                   $167,196
6/30/99                  $152,014                           $201,157  $135,015                   $171,806
7/31/99                  $153,493                           $200,335  $135,971                   $172,350
8/31/99                  $154,472                           $200,095  $136,851                   $172,419
9/30/99                  $154,105                           $197,937  $138,063                   $172,755
10/31/99                 $157,652                           $207,962  $138,872                   $177,364
11/30/99                 $161,321                           $214,424  $139,521                   $181,015
12/31/99                 $169,522                           $232,287  $140,089                   $188,981
1/31/2000                $166,868                           $219,757  $141,076                   $184,034
2/29/2000                $168,132                           $220,503  $142,487                   $186,696
3/31/2000                $174,958                           $234,999  $144,242                   $193,048
4/30/2000                $170,913                           $224,458  $144,915                   $188,094
5/31/2000                $170,407                           $218,633  $145,674                   $185,963
6/30/2000                $174,832                           $226,043  $147,032                   $191,172
7/31/2000                $171,920                           $219,404  $147,971                   $188,780
8/31/2000                $178,046                           $226,225  $148,573                   $194,172
9/30/2000                $172,558                           $213,800  $149,952                   $189,741
10/31/2000               $172,091                           $209,617  $150,822                   $187,792
11/30/2000               $168,341                           $196,631  $151,523                   $181,941
12/31/2000               $173,572                           $199,915  $152,053                   $185,943
1/31/2001                $174,855                           $204,941  $153,635                   $189,668
2/28/2001                $170,865                           $187,658  $154,875                   $182,170
3/31/2001                $165,164                           $174,958  $155,858                   $176,246
4/30/2001                $172,290                           $187,626  $157,113                   $184,059
5/31/2001                $172,290                           $185,421  $158,464                   $183,755
6/30/2001                $169,582                           $179,688  $159,377                   $180,869
7/31/2001                $168,695                           $176,819  $159,579                   $180,201
8/31/2001                $166,106                           $168,633  $160,229                   $177,050
9/30/2001                $158,628                           $153,185  $161,603                   $168,480
10/31/2001               $162,135                           $156,418  $161,718                   $171,917
11/30/2001               $166,333                           $165,992  $162,105                   $176,492
12/31/2001               $167,781                           $167,511  $162,126                   $178,072
1/31/2002                $166,623                           $162,887  $163,154                   $176,099
2/28/2002                $167,491                           $161,641  $164,464                   $176,692
3/31/2002                $170,676                           $168,882  $166,059                   $181,369
4/30/2002                $169,807                           $163,471  $167,665                   $180,154
5/31/2002                $170,966                           $163,597  $168,348                   $180,993
6/30/2002                $165,320                           $153,553  $169,127                   $176,279
7/31/2002                $156,928                           $140,642  $170,005                   $168,487
8/31/2002                $158,243                           $140,954  $171,265                   $170,035
9/30/2002                $150,492                           $125,447  $172,246                   $161,588
10/31/2002               $155,528                           $134,649  $173,233                   $166,746
11/30/2002               $158,935                           $141,966  $173,938                   $171,573
12/31/2002               $157,158                           $135,153  $174,268                   $169,180
1/31/2003                $155,973                           $131,174  $175,750                   $166,646
2/28/2003                $155,973                           $128,821  $177,820                   $166,777
3/31/2003                $155,973                           $128,266  $179,612                   $166,227
4/30/2003                $162,638                           $139,635  $179,954                   $173,993
5/31/2003                $170,785                           $147,663  $180,393                   $181,894
6/30/2003                $173,599                           $150,428  $181,324                   $184,071
7/31/2003                $174,621                           $153,719  $182,259                   $184,349
8/31/2003                $178,808                           $157,313  $183,695                   $188,008
9/30/2003                $180,909                           $158,269  $185,040                   $190,466
10/31/2003               $188,001                           $167,825  $185,593                   $196,774
11/30/2003               $190,868                           $170,338  $185,848                   $198,817
12/31/2003               $199,030                           $181,090  $186,410                   $207,070

------------

* Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
**   Commencement of operations was March 31, 1995.
*** Please note that this index is 100% stock whereas the TIFF Multi-Asset Fund normally comprises only 53% stocks. Management considers the primary benchmark of the fund to be the CPI+5%. The inclusion of the MSCI All Country World Free Index and its position as the first of the three indices listed for the fund is solely to comply with SEC regulations.
**** 46% MSCI All Country World Free; 20% 3-month Treasury bill plus 5% per annum; 3% Merrill Lynch High Yield Master II Constrained; 3% Morgan
     Stanley REIT; 7% index of global resource-related stocks; 8% Citigroup 10-year Treasury; 13% 10-year US Treasury Inflation Protected Security. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund is no load but incurs fees and other expenses as set forth in the prospectus.
     Foreign securities may involve greater volatility as well as political, economic, and currency risks and may utilize accounting methods that differ from US standards. Small cap stocks may involve additional risks such as limited liquidity and greater volatility.

                                       3
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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2003

  NUMBER
 OF SHARES                                               VALUE +

             COMMON STOCKS -- 56.7%
             US COMMON STOCKS -- 27.1%

             AEROSPACE AND DEFENSE -- 0.4%
     20,000  Boeing Co.                                    $842,800
      3,000  Lockheed Martin Corp.                          154,200
      6,200  Textron, Inc.                                  353,772
      5,600  United Technologies Corp.                      530,712
                                                       ------------
                                                          1,881,484
                                                       ------------

             AIRLINES -- 0.1%
     17,700  AMR Corp.*                                     229,215
     23,800  Northwest Airlines Corp.*                      300,356
                                                       ------------
                                                            529,571
                                                       ------------

             AUTOMOTIVE -- 0.2%
     20,100  Delphi Corp.                                   205,221
     10,200  Ford Motor Co.                                 163,200
      6,300  General Motors Corp.                           336,420
                                                       ------------
                                                            704,841
                                                       ------------

             BANKING -- 1.0%
     11,800  Bank of America Corp.                          949,074
      7,100  Bank One Corp.                                 323,689
      4,300  CIT Group, Inc.                                154,585
     14,600  Comerica, Inc.                                 818,476
      4,666  Countrywide Financial Corp.                    353,916
      6,200  First Tennessee National Corp.                 273,420
      4,300  FleetBoston Financial Corp.                    187,695
      9,400  Regions Financial Corp.                        349,680
      5,400  UnionBanCal Corp.                              310,716
     11,500  Wachovia Corp.                                 535,785
                                                       ------------
                                                          4,257,036
                                                       ------------

             BEVERAGES, FOOD, AND TOBACCO -- 0.8%
     21,000  Altria Group, Inc.                           1,142,820
     13,150  Coca-Cola Co.                                  667,363
     15,600  Coca-Cola Enterprises, Inc.                    341,172
      4,400  H.J. Heinz Co.                                 160,292
      2,400  Hershey Foods Corp.                            184,776
     22,800  Sara Lee Corp.                                 494,988
      6,900  Wm. Wrigley Jr. Co.                            387,849
                                                       ------------
                                                          3,379,260
                                                       ------------

             CHEMICALS -- 0.5%
      9,600  Air Products & Chemicals, Inc.                 507,168
      7,800  PPG Industries, Inc.                           499,356
     13,200  Praxair, Inc.                                  504,240
      7,100  The Scotts Co., Class A*                       420,036
                                                       ------------
                                                          1,930,800
                                                       ------------

             COMMERCIAL SERVICES -- 0.4%
     18,900  Cendant Corp.*                                 420,903
      6,800  H & R Block, Inc.                              376,516
     11,000  Monsanto Co.                                   316,580
     31,690  UnitedGlobalCom, Inc., Class A*                268,731
     15,400  Waste Management, Inc.                         455,840
                                                       ------------
                                                          1,838,570
                                                       ------------
             COMMUNICATIONS -- 0.7%
    194,500  Lucent Technologies, Inc.*                     552,380
     35,800  Nextel Communications, Inc., Class A*        1,004,548
  NUMBER
 OF SHARES                                               VALUE +
     17,900  Qualcomm, Inc.                                $965,347
     11,000  Verizon Communications Corp.                   385,880
                                                       ------------
                                                          2,908,155
                                                       ------------

             COMPUTER SOFTWARE AND PROCESSING -- 1.3%
      6,400  Adobe Systems, Inc.                            251,520
     30,700  BEA Systems, Inc.*                             377,610
      3,500  Computer Sciences Corp.*                       154,805
     23,500  IMS Health, Inc.                               584,210
     15,100  Intuit, Inc.*                                  798,941
     64,800  Microsoft Corp.                              1,784,592
     93,800  Oracle Corp.*                                1,238,160
     19,500  Unisys Corp.*                                  289,575
                                                       ------------
                                                          5,479,413
                                                       ------------

             COMPUTERS AND INFORMATION -- 0.8%
     39,200  Cisco Systems, Inc.*                           952,168
     12,800  Dell, Inc.*                                    434,688
     16,100  EMC Corp.*                                     208,012
     13,000  Hewlett-Packard Co.                            298,610
      1,500  International Business Machines Corp.          139,020
      1,400  Lexmark International, Inc.*                   110,096
    104,000  Sun Microsystems, Inc.*                        466,960
     59,500  Xerox Corp.*                                   821,100
                                                       ------------
                                                          3,430,654
                                                       ------------

             COSMETICS AND PERSONAL CARE -- 0.4%
     18,200  Colgate-Palmolive Co.                          910,910
     12,100  Estee Lauder Companies, Inc., Class A          475,046
      4,400  Procter & Gamble Co.                           439,472
                                                       ------------
                                                          1,825,428
                                                       ------------

             DIVERSIFIED -- 0.8%
     25,900  Ashland, Inc.                                1,141,154
         11  Berkshire Hathaway Inc., Class A*              926,750
        230  Berkshire Hathaway Inc., Class B*              647,450
     25,300  General Electric Co.                           783,794
                                                       ------------
                                                          3,499,148
                                                       ------------

             ELECTRIC UTILITIES -- 0.5%
      3,800  Constellation Energy Group, Inc.               148,808
     15,700  Edison International*                          344,301
      5,000  Entergy Corp.                                  285,650
      2,000  Exelon Corp.                                   132,720
     16,800  Public Service Enterprise Group, Inc.          735,840
      5,800  Sempra Energy                                  174,348
      8,400  Xcel Energy, Inc.                              142,632
                                                       ------------
                                                          1,964,299
                                                       ------------

             ELECTRICAL EQUIPMENT -- 0.2%
     12,300  Emerson Electric Co.                           796,425
                                                       ------------

             ELECTRONICS -- 0.8%
      5,400  Altera Corp.*                                  122,580
     27,100  Analog Devices, Inc.                         1,237,115
     41,500  Intel Corp.                                  1,336,300
      4,100  National Semiconductor Corp.*                  161,581
      5,200  Raytheon Co.                                   156,208
      8,400  Texas Instruments, Inc.                        246,792
                                                       ------------
                                                          3,260,576
                                                       ------------

             ENTERTAINMENT AND LEISURE -- 0.5%
     17,100  Eastman Kodak Co.                              438,957
      9,500  International Speedway Corp., Class A          424,270

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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2003

  NUMBER
 OF SHARES                                               VALUE +
     73,700  Liberty Media Corp., Class A*                 $876,293
     15,500  Time Warner, Inc.*                             278,845
                                                       ------------
                                                          2,018,365
                                                       ------------

             FINANCIAL SERVICES -- 2.1%
     18,623  Allied Capital Corp.                           519,209
     23,400  American Express Co.                         1,128,582
      4,200  Bear, Stearns & Co., Inc.                      335,790
     17,600  Citigroup, Inc.                                854,304
      4,500  Franklin Resources, Inc.                       234,270
      2,300  Golden West Financial Corp.                    237,337
      3,300  Goldman Sachs Group, Inc.                      325,809
     53,700  JP Morgan Chase & Co., Inc.                  1,972,401
      5,100  Lehman Brothers Holdings, Inc.                 393,822
      5,900  MBNA Corp.                                     146,615
     22,700  Mellon Financial Corp.                         728,897
      7,800  Moody's Corp.                                  472,290
     22,000  Morgan Stanley                               1,273,140
     10,800  Washington Mutual, Inc.                        433,296
                                                       ------------
                                                          9,055,762
                                                       ------------

             FOREST PRODUCTS AND PAPER -- 0.2%
      8,800  International Paper Co.                        379,368
      2,400  Kimberly-Clark Corp.                           141,816
      6,200  Temple-Inland, Inc.                            388,554
                                                       ------------
                                                            909,738
                                                       ------------

             HEALTHCARE PROVIDERS -- 0.4%
     18,400  HCA, Inc.                                      790,464
     12,501  Medco Health Solutions, Inc.*                  424,909
     32,000  Tenet Healthcare Corp.*                        513,600
                                                       ------------
                                                          1,728,973
                                                       ------------

             HEAVY MACHINERY -- 0.5%
     15,500  Caterpillar, Inc.                            1,286,810
      3,600  Eaton Corp.                                    388,728
      2,800  Paccar, Inc.                                   238,336
                                                       ------------
                                                          1,913,874
                                                       ------------

             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.2%
      2,800  Centex Corp.                                   301,420
      6,800  D.R. Horton, Inc.                              294,168
      9,500  Ethan Allen Interiors, Inc.                    397,860
                                                       ------------
                                                            993,448
                                                       ------------

             HOUSEHOLD PRODUCTS -- 0.3%
      5,300  Fortune Brands, Inc.                           378,897
     29,800  Newell Rubbermaid Inc.                         678,546
                                                       ------------
                                                          1,057,443
                                                       ------------

             INSURANCE -- 1.5%
      4,800  Aetna, Inc.                                    324,384
     10,100  Allstate Corp.                                 434,502
     16,050  American International Group, Inc.           1,063,794
      1,300  Anthem, Inc.*                                   97,500
     10,400  Chubb Corp.                                    708,240
      5,600  CIGNA Corp.                                    322,000
     16,800  Marsh & McLennan Companies, Inc.               804,552
      8,300  MBIA Inc.                                      491,609
      7,400  Mercury General Corp.                          344,470
      3,800  MGIC Investment Corp.                          216,372
      8,200  Principal Financial Group, Inc.                271,174
      4,800  The Progressive Corp.                          401,232
  NUMBER
 OF SHARES                                               VALUE +
      5,700  United Health Group, Inc.                     $331,626
      8,800  Unitrin, Inc.                                  364,408
                                                       ------------
                                                          6,175,863
                                                       ------------

             LODGING -- 0.1%
     13,100  Hilton Hotels Corp.                            224,403
      5,600  Mandalay Resort Group                          250,432
      3,000  Marriott International, Inc. Class A           138,600
                                                       ------------
                                                            613,435
                                                       ------------

             MEDIA - BROADCASTING AND PUBLISHING -- 0.9%
     14,200  Comcast Corp., Class A*                        444,176
     18,900  Comcast Corp., Special Class A*                621,243
     32,515  Hollinger International, Inc.                  507,884
      3,800  Knight Ridder, Inc.                            294,006
      5,400  McGraw-Hill Companies, Inc.                    377,568
    136,000  Primedia, Inc.*                                384,880
     13,500  Reader's Digest Association                    197,910
     23,500  Viacom, Inc., Class B                        1,042,930
                                                       ------------
                                                          3,870,597
                                                       ------------

             MEDICAL SUPPLIES -- 0.3%
     35,400  Baxter International, Inc.                   1,080,408
      3,600  Boston Scientific Corp.*                       132,336
                                                       ------------
                                                          1,212,744
                                                       ------------

             METALS AND MINING -- 1.6%
     48,400  Alcoa, Inc.                                  1,839,200
     18,100  Barrick Gold Corp.                             411,051
     19,300  CONSOL Energy, Inc.                            499,870
     39,300  Freeport-McMoRan Copper & Gold, Inc.,
                Class B                                   1,655,709
        306  International Steel Group, Inc.*                11,919
     13,500  Masco Corp.                                    370,035
     12,600  Newmont Mining Corp.                           612,486
     26,500  Steel Dynamics, Inc.*                          622,485
     18,800  United States Steel Corp.                      658,376
                                                       ------------
                                                          6,681,131
                                                       ------------

             OIL AND GAS -- 3.8%
      3,400  Amerada Hess Corp.                             180,778
     12,542  Anadarko Petroleum Corp.                       639,767
     11,800  Burlington Resources, Inc.                     653,484
     11,300  ChevronTexaco Corp.                            976,207
     17,800  ConocoPhillips                               1,167,146
     14,400  Devon Energy Corp.                             824,544
     17,600  EOG Resources, Inc.                            812,592
      9,200  Equitable Resources, Inc.                      394,864
     16,600  Evergreen Resources, Inc.*                     539,666
     49,960  Exxon Mobil Corp.                            2,048,360
     13,875  Global Santa Fe Corp.                          344,516
     16,700  Halliburton Co.                                434,200
      7,700  Kerr-McGee Corp.                               357,973
     16,800  Kinder Morgan, Inc.                            992,880
     11,400  Marathon Oil Corp.                             377,226
      9,400  Newfield Exploration Co.*                      418,676
     18,600  Noble Energy, Inc.                             826,398
      8,400  Occidental Petroleum Corp.                     354,816
      9,100  Schlumberger Ltd.                              497,952
      8,100  Sunoco, Inc.                                   414,315
     35,800  Transocean, Inc.                               859,558
     16,700  Valero Energy Corp.                            773,878

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2003

  NUMBER
 OF SHARES                                               VALUE +
      9,000  Western Gas Resources, Inc.                   $425,250
     29,700  XTO Energy, Inc.                               840,510
                                                       ------------
                                                         16,155,556
                                                       ------------
             PHARMACEUTICALS -- 1.7%
     17,500  Abbott Laboratories                            815,500
     34,200  Bristol-Myers Squibb Co.                       978,120
      3,400  Cardinal Health, Inc.                          207,944
      2,600  Chiron Corp.*                                  148,174
     22,700  Johnson & Johnson                            1,172,682
      9,600  McKesson Corp.                                 308,736
     24,600  Merck & Co., Inc.                            1,136,520
     11,850  Mylan Laboratories, Inc.                       299,331
     24,400  Pfizer, Inc.                                   862,052
     29,100  Schering-Plough Corp.                          506,049
     15,600  Wyeth Corp.                                    662,220
                                                       ------------
                                                          7,097,328
                                                       ------------

             REAL ESTATE -- 1.8%
     29,200  American Financial Realty Trust (REIT)         497,860
      5,000  Boston Properties, Inc. (REIT)                 240,950
      8,700  Camden Property Trust (REIT)                   385,410
     15,600  Cedar Shopping Centers, Inc. (REIT)*           193,752
      2,400  Chelsea Property Group, Inc. (REIT)            131,544
     23,700  Crescent Real Estate EQT Co. (REIT)            405,981
     10,200  EastGroup Properties, Inc. (REIT)              330,276
      7,900  First Industrial Realty Trust (REIT)           266,625
     13,000  First Potomac Realty Trust (REIT)*             243,620
     19,200  General Growth Properties, Inc. (REIT)         532,800
      8,100  Heritage Property Investment Trust
                (REIT)                                      230,445
     21,900  Hersha Hospitality Trust (REIT)                221,190
     14,700  Highland Hospitality Corp. (REIT)*             160,230
     47,300  Host Marriott Corp. (REIT)*                    582,736
     10,600  iStar Financial, Inc. (REIT)                   412,340
     14,900  Lexington Corporate Properties Trust
                (REIT)                                      300,831
     13,600  One Liberty Properties, Inc. (REIT)            271,320
     13,400  Pennsylvania (REIT)                            486,420
     15,400  ProLogis Trust (REIT)                          494,186
     12,000  Ramco-Gershenson Properties (REIT)             339,600
        900  Regency Centers Corp. (REIT)                    35,865
      7,400  The Mills Corp. (REIT)                         325,600
      8,500  The Rouse Co. (REIT)                           399,500
                                                       ------------
                                                          7,489,081
                                                       ------------

             RESTAURANTS -- 0.1%
     10,400  Yum! Brands, Inc.*                             357,760
                                                       ------------
             RETAILERS -- 1.4%
     12,900  Albertson's, Inc.                              292,185
      3,200  AutoZone, Inc.*                                272,672
      2,200  Best Buy Co., Inc.                             114,928
     14,800  Costco Wholesale Corp.*                        550,264
      7,900  CVS Corp.                                      285,348
      6,900  Federated Department Stores, Inc.              325,197
      7,500  Home Depot, Inc.                               266,175
     10,000  JC Penney Company, Inc.                        262,800
     19,700  Kroger Co.*                                    364,647
     58,100  Limited Brands                               1,047,543
     12,600  Safeway, Inc.*                                 276,066
     11,700  The Gap, Inc.                                  271,557
     10,500  The May Department Stores Co.                  305,235
     56,700  TJX Companies, Inc.                          1,250,235
                                                       ------------
                                                          5,884,852
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             TELEPHONE SYSTEMS -- 0.4%
     20,100  BellSouth Corp.                               $568,830
    120,600  Qwest Communications International,
                Inc.*                                       520,992
     19,200  SBC Communications, Inc.                       500,544
                                                       ------------
                                                          1,590,366
                                                       ------------

             TEXTILES, CLOTHING, AND FABRICS -- 0.1%
      3,500  Coach, Inc.*                                   132,125
      2,900  NIKE Inc., Class B                             198,534
                                                       ------------
                                                            330,659
                                                       ------------

             TRANSPORTATION -- 0.3%
     23,200  Burlington Northern Santa Fe Corp.             750,520
      2,200  FedEx Corp.                                    148,500
     15,700  Kansas City Southern*                          224,824
     16,300  Sabre Holdings Corp.                           351,917
                                                       ------------
                                                          1,475,761
                                                       ------------
             Total US Common Stocks
                (Cost $97,020,896)                      114,298,396
                                                       ------------

             FOREIGN COMMON STOCKS -- 29.6%

             AUSTRALIA -- 1.5%
     12,000  Alumina Ltd.                                    59,402
    174,259  Amcor Ltd.                                   1,084,500
     14,549  Australia and New Zealand Banking Group
                Ltd.                                        193,807
     28,000  Caltex Australian Ltd.                          97,466
     90,096  Coles Myer Ltd.                                513,194
     12,000  CSR Ltd.                                        16,727
    390,903  Foster's Group Ltd.                          1,325,366
     55,600  National Australia Bank Ltd.                 1,254,660
     35,785  Orica Ltd.                                     376,392
     68,000  Rinker Group Ltd.                              335,587
     56,000  Santos Ltd.                                    289,867
    215,735  Telstra Corp.                                  783,469
     12,000  WMC Resources Ltd.*                             50,903
                                                       ------------
                                                          6,381,340
                                                       ------------

             BELGIUM -- 0.1%
      1,643  Electrabel SA                                  516,442
                                                       ------------

             BERMUDA -- 0.2%
     12,700  Accenture Ltd.*                                334,264
      4,700  ACE Ltd.                                       194,674
      2,100  Ingersoll Rand Co.                             142,548
                                                       ------------
                                                            671,486
                                                       ------------

             BRAZIL -- 0.9%
     19,347  Cia Vale do Rio Doce - ADR                   1,131,799
     20,800  Cia Vale do Rio Doce - Sponsored ADR         1,071,408
  7,900,000  Companhia Siderurgica Nacional SA              429,092
     23,300  Petroleo Brasileiro SA - ADR                   681,292
      9,800  Voctorantim Celulose Papel SA - ADR            307,230
                                                       ------------
                                                          3,620,821
                                                       ------------

             CANADA -- 3.6%
    146,400  Abitibi-Consolidated, Inc.                   1,187,304
     29,600  Abitibi-Consolidated, Inc. - Canadian
                Exchange                                    237,075
     26,000  Agrium, Inc.                                   429,561
     10,700  Alcan, Inc.                                    504,674
     18,000  Alcan, Inc. - ADR                              845,100
     10,200  BCE, Inc.                                      228,114

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2003

  NUMBER
 OF SHARES                                               VALUE +
     18,700  Boardwalk Equities, Inc.                      $258,621
     22,300  Canadian Natural Resources Ltd.              1,128,072
     26,784  Encana Corp.                                 1,056,361
     34,083  Encana Corp. - Canadian Exchange             1,348,023
      4,400  Fairmont Hotels & Resorts, Inc.                120,023
     20,300  Hudson's Bay Co.                               181,596
      7,100  Imperial Oil Ltd.                              315,382
     13,300  Imperial Oil Ltd. (foreign market)             590,459
     15,300  Inco Ltd.*                                     612,710
      1,700  Magna International, Inc.                      136,085
     25,800  Nexen, Inc.                                    936,367
    175,400  Nortel Networks Corp.*                         749,242
     14,271  Petro-Canada                                   705,681
     72,700  Placer Dome, Inc.                            1,302,057
     24,400  Rogers Communications, Inc., Class B           406,714
     19,784  Suncor Energy, Inc.                            497,107
     20,500  Talisman Energy - Canadian Exchange          1,165,196
     17,500  Western Oil Sands, Inc., Class A*              399,497
                                                       ------------
                                                         15,341,021
                                                       ------------
             CHINA -- 0.5%
     13,200  Aluminum Corp. of China Ltd.                 1,016,400
    770,000  Beijing Capital International Airport
                Co., Ltd., Class H                          262,829
     14,800  China Petroleum & Chemical Corp. - ADR         657,268
    420,000  Guangshen Railway Co. Ltd.                     119,017
                                                       ------------
                                                          2,055,514
                                                       ------------

             DENMARK -- 0.1%
        900  Bang & Olufsen Holding AS, Ser. B               37,658
        800  Coloplast AS, Class B                           68,438
      2,400  TDC AS                                          86,598
      3,100  William Demant Holding*                        104,766
                                                       ------------
                                                            297,460
                                                       ------------

             ESTONIA -- 0.0%
      6,624  Hansabank Ltd.                                 178,801
                                                       ------------

             FINLAND -- 0.2%
     11,900  Metso Oyj                                      145,748
      9,400  M-real Oyj, Class B                             83,234
     16,300  Sampo Oyj, Class A                             171,059
      5,400  Tietoenator OY                                 149,508
     23,968  UPM-Kymmeme OY                                 458,922
                                                       ------------
                                                          1,008,471
                                                       ------------
             FRANCE -- 2.4%
      5,762  Air Liquide SA                               1,017,506
     13,200  Alcatel SA*                                    169,995
      1,700  Atos Origin*                                   108,716
      3,100  Aventis SA - Frankfurt Exchange                203,330
      5,600  AXA SA                                         119,869
      3,000  BNP Paribas                                    188,900
      4,100  Carrefour SA                                   225,065
     18,944  Compagnie de Saint-Gobain                      921,153
     29,000  Dassault Systemes SA                         1,322,702
      1,000  Groupe Danone                                  163,219
     11,100  L'Oreal SA                                     910,064
     96,000  Scor SA*                                       158,627
     12,967  Societe Generale, Class A                    1,144,915
     14,400  Societe Television Francaise 1                 502,764
      3,000  Thales SA                                      100,845
      4,912  Total SA                                       913,254
  NUMBER
 OF SHARES                                               VALUE +
     18,300  Total SA - Sponsored ADR                    $1,692,933
      8,300  Vivendi Universal SA*                          201,742
                                                       ------------
                                                         10,065,599
                                                       ------------

             GERMANY -- 1.6%
      3,500  BASF AG                                        196,808
     31,695  Bayer AG                                       935,497
     14,595  Bayerische Hypo-und Vereinsbank AG*            340,574
     14,900  Bayerische Motoren Werke AG                    690,684
     16,100  Deutsche Bank AG                             1,334,218
      5,400  Deutsche Post AG                               111,160
      2,800  E. ON AG                                       182,734
      2,700  Fresenius Medical Care                         192,078
      9,000  Muenchener Rueckversicherungs                1,091,169
     42,648  RWE AG                                       1,699,892
                                                       ------------
                                                          6,774,814
                                                       ------------

             GHANA -- 0.0%
      8,700  Ashanti Goldfields Co. Ltd. - Sponsored
                ADR*                                        113,448
                                                       ------------

             HONG KONG -- 1.4%
     26,000  Asia Satellite Telecom Holdings                 49,397
    750,000  Denway Motors Ltd.                             796,989
    432,000  First Pacific Co. Ltd.*                         94,039
     78,000  Henderson Land Development Co.                 344,608
    106,000  Hong Kong & China Gas Co. Ltd.                 161,794
     41,000  Hong Kong Aircraft Engineering Co. Ltd.        242,929
    116,200  Hong Kong Electric Holdings Ltd.               459,496
     78,000  Hong Kong Exchanges & Clearing Ltd.            169,290
    170,000  Hong Kong Shanghai Hotels Ltd.                  99,084
    178,923  Hysan Development Co. Ltd.                     276,557
    348,000  i-Cable Communications Ltd.                     89,201
     86,400  Jardine Matheson Holdings Ltd.                 786,240
     89,000  Jardine Strategic Holdings Ltd.                365,790
     79,000  Mandarin Oriental International Ltd.*           38,315
    359,000  New World Development Ltd.                     289,009
    166,000  Next Media Ltd.*                                78,578
    147,000  SmarTone Telecommunications Holdings
                Ltd.                                        150,529
     77,000  Television Broadcasts Ltd.                     388,789
    250,000  Wharf Holdings Ltd.                            692,333
    131,000  Wheelock & Co. Ltd.                            157,768
                                                       ------------
                                                          5,730,735
                                                       ------------

             INDIA -- 0.1%
     18,000  ICICI Bank Ltd. - ADR                          309,240
                                                       ------------

             INDONESIA -- 0.1%
    227,000  PT Astra International, Inc.                   134,758
  2,486,000  PT Bank Pan Indonesia TBK                       84,121
     89,000  PT Gudang Garam TBK                            143,710
    606,000  PT Matahari Putra Prima TBK                     37,774
     91,000  PT Semen Gresik                                 84,814
                                                       ------------
                                                            485,177
                                                       ------------

             IRELAND -- 0.0%
     23,300  Fyffes plc                                      48,493
     60,300  Independent News & Media plc                   142,992
                                                       ------------
                                                            191,485
                                                       ------------

             ITALY -- 0.4%
    293,744  Banca Intesa SpA                             1,148,593
      8,100  Luxottica Group SpA - ADR                      140,940
      2,500  Natuzzi SpA                                     25,200

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2003

  NUMBER
 OF SHARES                                               VALUE +
     20,300  Saipem SpA                                    $164,361
     32,200  Unicredito Italiano SpA                        173,834
                                                       ------------
                                                          1,652,928
                                                       ------------

             JAPAN -- 3.2%
      4,000  Aisin Seiki Co. Ltd.                            62,443
     34,000  Canon, Inc.                                  1,583,092
     14,000  Dai Nippon Printing Co. Ltd.                   196,604
     16,000  Daifuku Co. Ltd.                                71,513
         21  Dentsu, Inc.                                   105,813
      5,600  FamilyMart Co. Ltd.                            127,498
      7,550  FANUC Ltd.                                     452,281
      3,000  Fuji Photo Film Co.                             96,855
      4,600  Fujitsu Frontech Ltd.                           46,399
      5,100  Hirose Electronics Co. Ltd.                    585,332
     28,000  Hitachi Ltd.                                   168,779
         14  Japan Tobacco, Inc.                            102,547
      4,300  Keyence Corp.                                  906,382
     24,000  Kirin Brewery Co. Ltd.                         204,684
     10,000  Koito Manufacturing Co. Ltd.                    60,651
      8,000  Lion Corp.                                      42,699
     49,000  Matsushita Electric Industries Co.             677,596
     22,000  Matsushita Electric Works Ltd.                 197,686
    149,000  Mitsubishi Corp.                             1,579,397
     20,000  Mitsubishi Gas Chemical Co.                     68,116
     20,000  Mitsubishi Heavy Industries, Ltd.               55,613
     14,300  Murata Manufacturing Co. Ltd.                  772,576
      8,000  NGK Insulators Ltd.                             59,718
     24,000  Nippon Oil Corp.                               122,273
     20,000  Nippon Sanso Corp.                              84,539
     49,000  Nippon Suisan Kaisha Ltd.                      108,818
         40  Nippon Telegraph and Telephone Corp.           192,964
     10,000  Nisshinbo Industries, Inc.                      55,706
     36,400  Nomura Holdings, Inc.                          619,856
     10,000  Noritake Co. Ltd.                               35,551
         31  NTT DoCoMo, Inc.                                70,290
      3,000  OMRON Corp.                                     60,885
      5,000  Onward Kashiyama Co.                            60,651
      7,400  Rohm Co.                                       867,258
      2,000  Ryosan Co.                                      34,972
      1,000  SECOM Co., Ltd.                                 37,324
      1,600  Seiko Epson Corp.                               74,648
     27,000  Sharp Corp.                                    426,024
      2,000  Shiseido Co. Ltd.                               24,317
     14,000  Sompo Japan Insurance, Inc.                    115,088
     12,000  Sumitomo Chemical Co. Ltd.                      49,491
     14,000  Sumitomo Corp.                                 104,376
     15,000  Sumitomo Electric Industries Ltd.              134,086
     12,000  Sumitomo Forestry Co. Ltd.                     101,334
     14,000  Sumitomo Metal Mining Co. Ltd.                 103,854
         27  Sumitomo Mitsui Financial Group, Inc.          143,856
     18,000  Sumitomo Trust & Banking Co. Ltd.              105,813
     11,200  Takeda Chemical Industries Ltd.                444,154
      6,000  Tanabe Seiyaku Co. Ltd.                         48,708
     30,000  Tokyo Gas Co.                                  106,933
      4,000  Tokyo Ohka Kogyo Co.                            70,915
      4,000  Toppan Forms Co. Ltd.                           44,453
      6,000  Tostem Inax Holding Corp.                      115,891
      5,000  Toyo Seikan                                     69,889
         26  UFJ Holdings, Inc.*                            124,942
         49  West Japan Railway Co.                         192,489
     11,000  Yamaha Motor Co. Ltd.                          119,987
  NUMBER
 OF SHARES                                               VALUE +
      6,000  Yamatake Corp.                                 $48,372
      4,000  Yokohama Bank Ltd.                              18,587
                                                       ------------
                                                         13,363,568
                                                       ------------

             LUXEMBOURG -- 0.1%
     11,400  Arcelor SA                                     198,723
                                                       ------------

             MALAYSIA -- 0.2%
      9,800  British American Tobacco Berhad                112,184
     31,000  Carlsberg Brewery Malaysia Berhad               89,737
    112,000  CIMB Berhad*                                   132,042
     97,000  Commerce Asset-Holding Berhad                  104,658
      5,500  Genting Berhad                                  24,026
     65,000  Kumpulan Guthrie Berhad                         44,303
    181,000  Multi-Purpose Holdings Berhad*                  53,347
     37,000  PPB Group Berhad                                63,776
    116,000  Resorts World Berhad                           308,316
                                                       ------------
                                                            932,389
                                                       ------------

             MEXICO -- 0.3%
        700  America Movil SA de CV                          19,138
    201,000  Grupo Continental SA                           339,852
    459,900  Grupo Financiero BBVA Bancomer*                392,893
        800  Telefonos de Mexico, Class L - ADR              26,424
     22,300  Wal-Mart de Mexico - ADR                       631,090
                                                       ------------
                                                          1,409,397
                                                       ------------

             NETHERLANDS -- 1.5%
     24,900  Heineken NV                                    948,196
     39,968  ING Groep NV                                   932,148
     19,300  Koninklijke (Royal) KPN NV*                    148,986
      8,700  Koninklijke (Royal) Philips Electronics
                NV - Amsterdam Exchange                     254,042
        500  Koninklijke (Royal) Philips Electronics
                NV - Paris Exchange                          14,600
      1,800  Koninklijke Boskalis Westminster NV             47,475
     36,500  Qiagen NV*                                     448,423
     68,669  Reed Elsevier NV                               853,164
     33,615  Royal Dutch Petroleum Co.                    1,772,332
     17,900  Royal Dutch Petroleum Co., NY Shares           937,781
      2,800  Royal Nedlloyd NV                              107,684
      1,700  Wolters Kluwer NV                               26,589
                                                       ------------
                                                          6,491,420
                                                       ------------

             NEW ZEALAND -- 0.2%
     96,000  Carter Holt Harvey Ltd.                        118,494
    258,241  Telecom Corporation of New Zealand Ltd.        910,473
                                                       ------------
                                                          1,028,967
                                                       ------------

             NORWAY -- 0.2%
     15,100  DNB NOR ASA                                    100,776
     12,300  Norsk Hydro ASA - ADR                          760,140
      4,600  Schibsted ASA                                   79,170
                                                       ------------
                                                            940,086
                                                       ------------

             PERU -- 0.4%
     54,500  Compania de Minas Buenaventura SA - ADR      1,541,260
                                                       ------------

             PHILIPPINES -- 0.2%
    261,000  ABS-CBN Broadcasting Corp. - PDR*              117,525
  2,917,000  Ayala Corp.                                    273,206

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2003

  NUMBER
 OF SHARES                                               VALUE +
     21,000  Globe Telecom, Inc.                           $325,288
    194,000  Jollibee Foods Corp.                            63,770
                                                       ------------
                                                            779,789
                                                       ------------

             RUSSIA -- 0.2%
     10,670  Lukoil Oil Co. - ADR                           994,444
                                                       ------------

             SINGAPORE -- 0.3%
    323,000  BIL International Ltd.*                        146,446
     18,000  Great Eastern Holdings Ltd.                    113,408
     21,000  Haw Par Corp.                                   55,149
     39,000  Overseas Union Enterprise Ltd.                 159,601
     73,000  Overseas-Chinese Banking Corp. Ltd.            520,108
    301,000  SembCorp Marine                                175,464
      9,000  Singapore Press Holdings                       100,159
    189,000  United Industrial Corp.                         93,482
                                                       ------------
                                                          1,363,817
                                                       ------------

             SOUTH AFRICA -- 1.5%
     20,000  Anglo American Platinum Corp.                  867,416
      8,500  Anglo American plc - Johannesburg
                Exchange                                    182,951
     20,300  Anglo American plc - London Exchange           438,624
      1,600  AngloGold Ltd.                                  75,264
    172,924  Aspen Pharmacare Holdings Ltd.                 321,237
     71,800  Aveng Ltd.                                      95,196
     10,100  Edgars Consolidated Stores Ltd.                192,921
     73,000  FirstRand Ltd.                                  97,443
     64,700  Gold Fields Ltd.                               927,124
     22,400  Harmony Gold Mining Co. Ltd.                   363,552
      5,500  Impala Platinum Holdings Ltd.                  477,903
     17,100  JD Group Ltd.                                  107,724
     36,000  Kersaf Investments Ltd.                        204,944
      9,200  Nedcor Ltd.                                     85,453
     11,600  Pretoria Portland Cement Co. Ltd.              249,378
     19,400  Rembrandt Group Ltd.                            61,034
     81,500  RMB Holdings Ltd.                              159,581
     82,510  Sasol Ltd.                                   1,174,300
     14,200  South African Breweries plc                    145,510
                                                       ------------
                                                          6,227,555
                                                       ------------
             SOUTH KOREA -- 0.5%
        430  Hyundai Motor Co. Ltd.                          18,225
        730  Kookmin Bank                                    27,356
     11,600  Kookmin Bank - Sponsored ADR                   438,944
        460  Korea Electric Power Corp.                       8,262
        100  Pohang Iron and Steel Co. Ltd.                  13,680
      8,566  Posco - ADR                                    290,987
         80  Samsung Electronics Co. Ltd.                    30,281
      7,650  Samsung Electronics Co. Ltd. - London
                Exchange                                  1,430,933
                                                       ------------
                                                          2,258,668
                                                       ------------

             SPAIN -- 0.9%
      2,900  Acciona SA                                     176,494
      4,400  Acerinox SA                                    207,457
     51,362  Banco Central Hispanoamer SA                   608,335
      4,100  Banco Popular Espanol                          244,614
     42,320  Iberdrola SA                                   836,470
     11,000  NH Hoteles SA*                                 126,400
      1,100  Prosegur Cia de Seguridad SA                    17,899
     21,800  Repsol SA - ADR                                426,190
  NUMBER
 OF SHARES                                               VALUE +
     74,981  Telefonica SA                               $1,100,880
      3,200  Viscofan SA                                     28,456
                                                       ------------
                                                          3,773,195
                                                       ------------

             SWEDEN -- 0.2%
      7,820  ABB Ltd.*                                       39,234
     11,300  Assa Abloy AB                                  134,275
      2,800  Hoganas AB, Class B                             59,928
      3,900  Svenska Cellulosa AB                           159,354
     12,000  Svenska Handelsbanken, Class A                 245,160
    120,700  Telefonaktiebolaget Ericsson LM, Class
                B*                                          216,395
                                                       ------------
                                                            854,346
                                                       ------------

             SWITZERLAND -- 0.5%
      9,300  Compagnie Financiere Richemont AG              223,335
         90  Geberit AG                                      44,245
      8,800  Nestle SA - ADR                                550,660
     18,700  Novartis AG                                    849,003
        200  Publigroupe SA*                                 58,217
        480  SGS Societe General de Surveillance SA         301,176
                                                       ------------
                                                          2,026,636
                                                       ------------

             TAIWAN -- 0.1%
    122,000  Asustek Computer, Inc. GDR                     274,500
                                                       ------------

             THAILAND -- 0.7%
    166,000  Advanced Information Service Public Co.
                Ltd.                                        354,016
    257,700  Bangkok Bank Public Co. Ltd.*                  747,946
     76,000  GMM Grammy Public Co., Ltd.                     38,362
     80,000  Golden Land Property Development Public
                Co. Ltd.*                                    23,825
    157,000  Kasikornbank Public Co. Ltd.*                  257,556
     48,000  MBK Public Co. Ltd.                             61,177
    116,000  National Finance Public Co. Ltd.                48,891
     51,700  Siam Cement Public Co. Ltd.                    360,129
    121,300  Siam Cement Public Co. Ltd. - NVDR             777,594
     38,000  Siam Commercial Bank Public Co. Ltd.*           51,789
    389,900  Thai Union Frozen Products Public Co. -
                NVDR                                        305,051
                                                       ------------
                                                          3,026,336
                                                       ------------

             UNITED KINGDOM -- 5.3%
      7,700  Abbey National plc                              73,004
      3,900  Amvescap plc                                    28,328
     30,300  Arriva plc                                     206,118
     25,000  Associated British Ports Holdings plc          201,481
     37,428  Aviva plc                                      328,476
     20,600  BAA plc                                        183,740
     76,500  BAE Systems plc                                230,412
     31,700  Barclays plc                                   282,888
    165,546  BG Group plc                                   854,235
    101,816  Boots Group plc                              1,259,457
    108,645  BP plc                                         888,337
     29,000  BP plc - ADR                                 1,431,150
    165,166  Brambles Industries plc                        601,633
     67,573  British Airways plc*                           281,245
     26,000  BT Group plc                                    87,503
     98,000  Cable & Wireless Communications plc            234,206
     27,000  Capita Group plc                               117,452
      4,100  Carnival plc                                   165,215
     25,000  Compass Group plc                              170,064
     15,000  Devro plc                                       24,328
     24,000  Diageo plc                                     315,568

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2003

  NUMBER
 OF SHARES                                               VALUE +
      8,000  EMI Group plc                                  $22,735
     52,000  Enodis plc*                                     75,848
    104,081  GKN plc                                        497,476
     57,793  GlaxoSmithKline plc                          1,332,541
      8,000  Granada plc                                     17,472
     49,665  GUS plc                                        687,702
     42,000  Hanson plc                                     308,452
     66,448  HBOS plc                                       864,185
     27,000  Hilton Group plc                               108,631
     71,664  InterContinental Hotels Group plc              692,762
     17,000  Intertek Testing Services plc                  140,294
     49,200  Kidde plc                                       93,580
    130,066  Lloyds TSB Group plc                         1,039,038
    102,366  Mitchells & Butlers plc                        411,397
     38,000  MyTravel Group plc*                              7,653
     80,201  Pearson plc                                    893,017
     22,000  PIC International Group plc                     18,018
    109,200  Pilkington plc                                 187,176
     12,000  Provident Financial plc                        139,739
      9,300  Reckitt Benckiser plc                          210,436
     27,000  Reed Elsevier plc                              226,203
     62,600  Rentokil Initial plc                           213,201
     52,200  Rio Tinto plc                                1,439,496
     45,000  Shell Transport & Trading Co.                  335,317
     15,900  Shell Transport & Trading Co. - ADR            715,977
     10,000  Smiths Group plc                               118,239
     96,000  Stagecoach Group plc                           134,906
     29,000  Standard Chartered plc                         480,597
     39,100  TBI plc                                         47,247
     41,600  Tesco plc                                      191,575
     55,800  The Sage Group plc                             175,557
     89,000  Vodafone Group plc                             221,061
     60,300  Vodafone Group plc - ADR                     1,509,912
     72,700  WPP Group plc                                  713,839
                                                       ------------
                                                         22,236,119
                                                       ------------
             Total Foreign Common Stocks
                (Cost $96,305,331)                      125,115,997
                                                       ------------
             Total Common Stocks
                (Cost $193,326,227)                     239,414,393
                                                       ------------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE

             ASSET-BACKED SECURITIES -- 2.6%
   $300,000  ACE Securities Corp., Ser.
                2003-OP1,
                Class M2 (FRN)(a)             2.650%   12/25/33      300,000
    254,000  Asset Backed Securities Corp.
                Home Equity Loan Trust,
                Ser. 2004-HE1,
                Class 2 (FRN)(a)              2.770%   01/15/34      254,000
    275,000  Centex Home Equity,
                Ser. 2003-B,
                Class M2 (FRN)                3.020%   06/25/33      277,663
    250,000  Chase Funding Loan Acqusition
                Trust,
                Ser. 2003-C1,
                Class 2M2 (FRN)               2.554%   10/25/32      249,463
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $500,000  Chase Funding Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2000-2,
                Class IA5                     8.321%   05/25/30     $529,151
     85,991  Chase Funding Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2002-1,
                Class IA2(a)                  4.408%   02/25/17       85,991
    500,000  Countrywide Asset-Backed
                Certificates,
                Ser. 2003-BC3,
                Class M3 (FRN)                2.640%   01/25/33      501,888
    692,923  DVI Receivables Corp.,
                Ser. 2000-1,
                Class A4(a)                   7.780%   06/14/08      637,489
    250,000  DVI Receivables Corp.,
                Ser. 2002-2,
                Class A3A (FRN)(a)            1.796%   09/12/10      202,500
    500,000  First Franklin Mortgage Loan
                Asset Backed Certificates,
                Ser. 2003-FF1,
                Class M2 (FRN)                2.685%   07/25/33      504,304
    265,000  First Franklin Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2003-FF5,
                Class M2, (FRN)(a)            2.654%   03/25/34      265,000
    236,292  Impac CMB Trust, 2003-7 (FRN)    2.764%   04/25/33      237,811
    249,923  Impac CMB Trust,
                Ser. 2003-5,
                Class M2 (FRN)                2.785%   01/25/33      252,198
    419,293  Impac CMB Trust,
                Ser. 2003-6,
                Class 1M1 (FRN)               3.010%   04/25/33      422,714
    450,000  Long Beach Mortgage Loan
                Trust,
                Ser. 2002-5,
                Class M2 (FRN)(b)             3.320%   11/25/32      458,496
    250,000  Long Beach Mortgage Loan
                Trust,
                Ser. 2003-4,
                Class M2, (FRN)(a)            2.860%   08/25/33      250,000
    600,000  Morgan Stanley ABS Capital,
                Inc.,
                Ser. 2004-NC1,
                Class M2 (FRN)(a)             2.650%   11/25/33      600,000
    500,000  New Century Home Equity Loan
                Trust,
                Ser. 2003-2,
                Class M2 (FRN)                3.110%   01/25/33      506,456
    300,000  New Century Home Equity Loan
                Trust,
                Ser. 2003-6,
                Class M2 (FRN)(a)             2.770%   01/25/34      300,000
    187,298  Residential Asset Securities
                Corp.,
                Ser. 2001-KS1,
                Class AI4                     6.374%   03/25/29      191,080

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2003

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
 $1,000,000  Residential Asset Securities
                Corp.,
                Ser. 2001-KS2,
                Class AI4                     6.417%   02/25/29   $1,025,425
    751,898  Residential Asset Securities
                Corp.,
                Ser. 2002-KS1,
                Class AI3                     4.988%   02/25/27      757,750
    938,998  Residential Asset Securities
                Corp.,
                Ser. 2002-KS6,
                Class AI2                     3.090%   08/25/22      943,664
    308,556  Residential Asset Securities
                Corp.,
                Ser. 2003-KS1,
                Class AII (FRN)               1.490%   01/25/33      308,810
    250,000  Residential Asset Securities
                Corp.,
                Ser. 2003-KS10,
                Class M-II-2 (FRN)(a)         2.469%   12/25/33      250,496
    500,000  Residential Funding Mortgage
                Securities II,
                Ser. 2002-HS2,
                Class A6                      5.380%   03/25/17      508,878
    200,157  Wachovia Asset Securitization,
                Inc.,
                Ser. 2002-1,
                Class 1A1                     6.250%   10/25/33      204,016
                                                                 -----------
             Total Asset-Backed Securities
                (Cost $11,121,827)                                11,025,243
                                                                 -----------

             US TREASURY OBLIGATIONS -- 18.2%
 53,579,826  US Treasury Inflation-Indexed
                Bond+                         1.875%   07/15/13   53,194,694
 23,620,000  US Treasury Note++               4.250%   11/15/13   23,594,160
                                                                 -----------
             Total US Treasury Obligations
                (Cost $75,337,695)                                76,788,854
                                                                 -----------

             US GOVERNMENT AGENCY OBLIGATIONS -
                AGENCY NOTES -- 0.5%
    400,000  Federal Home Loan Bank           7.195%   08/25/09      415,132
  1,000,000  FNMA                             5.250%   03/22/07    1,008,851
    608,000  FNMA                             7.300%   09/23/09      633,030
                                                                 -----------
             Total US Government Agency Obligations -
                Agency Notes
                (Cost $2,076,992)                                  2,057,013
                                                                 -----------

             US GOVERNMENT AGENCY OBLIGATIONS -
                MORTGAGE-BACKED -- 1.5%
  1,890,661  FHLMC, Ser. T-057,
                Class 1A3                     7.500%   07/25/43    2,001,857
  1,000,000  FNMA, Ser. 2001-W1, Class AF-5   7.016%   08/25/31    1,022,292
  2,033,804  FNMA, Ser. 2002-W8, Class A3     7.500%   06/25/42    2,220,660
    966,231  GNMA, Ser. 2001-65, Class PG     6.000%   07/20/28      997,623
                                                                 -----------
             Total US Government Agency Obligations -
                Mortgage-Backed
                (Cost $6,283,521)                                  6,242,432
                                                                 -----------

NUMBER OF
 SHARES                                                VALUE+

           LIMITED PARTNERSHIPS -- 19.8%
           Bessent Global Fund, LP*(a)(c)(d)(e)       $4,292,493
           Canyon Value Realization Fund,
              LP*(a)(c)(d)(e)                         20,714,410
           Farallon Capital Institutional Partners,
              LP*(a)(b)(c)(d)                         17,642,065
           Lone Picea, LP*(a)(b)(c)(d)                 1,384,213
           Lone Redwood, LP*(a)(b)(c)(d)              12,920,901
           Maverick Fund USA, Ltd.*(a)(b)(c)(d)        5,117,442
           OZ Domestic Partners, LP*(a)(b)(c)(d)      10,212,035
           Regiment Capital, Ltd.*(a)(b)(c)(d)         6,261,622
           Tosca*(a)(b)(c)(d)                          5,000,000
                                                     -----------
           Total Limited Partnerships
              (Cost $54,597,544)                      83,545,181
                                                     -----------
           PREFERRED STOCK -- 0.2%

           ELECTRONICS -- 0.1%
  76,877   Taiwan Semiconductor Manufacturing Co.
              Ltd. (PREF)*(a){::}                        718,953
                                                     -----------

           OIL AND GAS -- 0.1%
 $13,400   Surgutneftegaz - ADR                          391,950
                                                     -----------
           Total Preferred Stock
              (Cost $812,815)                          1,110,903
                                                     -----------

           RIGHTS -- 0.0%
  18,100   Multi-Purpose Holdings Rights, expires
              1/29/04*(a)
              (Cost $0)                                        0
                                                     -----------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE

             SHORT-TERM INVESTMENTS -- 5.0%

             REPURCHASE AGREEMENT -- 4.8%
$20,421,458  Investors Bank & Trust Company - Repurchase
                Agreement issued 12/31/03 (proceeds at maturity
                $20,422,275) (Collateralized by $18,404,806
                FNMA, 4.06%, due 2/01/33 and $2,573,908 SBA,
                3.75%, due 1/25/23, with a market value of
                $18,716,742 and $2,725,789, respectively)
                (Cost $20,421,458)            0.720%   01/02/04     20,421,458
                                                                  ------------

             US TREASURY SECURITIES -- 0.2%#
    500,000  US Treasury Bill+                0.718%   05/20/04        498,220
    250,000  US Treasury Bill+                0.831%   06/03/04        248,994
                                                                  ------------
             Total US Treasury Securities
                (Cost $747,058)                                        747,214
                                                                  ------------
             Total Short-Term Investments
                (Cost $21,168,516)                                  21,168,672
                                                                  ------------
             Total Investments -- 104.5%
                (Cost $364,725,137)                                441,352,691
             Liabilities in Excess of Other
                Assets -- (4.5%)                                   (19,190,952)
                                                                  ------------
             NET ASSETS -- 100.0%                                 $422,161,739
                                                                  ============

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2003

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):

Capital Equipment                                            8.9%
Consumer Goods                                               9.2
Energy                                                      10.2
Finance                                                     13.5
Industrial                                                   0.1
Limited Partnerships (d)                                    19.8
Materials                                                    8.5
Multi-Industry                                               1.9
Services                                                     7.2
US Government Obligations                                    2.0
US Treasury Obligations                                     18.4
Other Assets (Liabilities)                                   0.3
                                                          ------
Total                                                      100.0%
                                                          ======

ADR  American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
NVDR Non-Voting Depositary Receipt
PDR  Phillippine Depositary Receipt
PREF Preference Shares
REIT Real Estate Investment Trust
SBA  Small Business Administration
  *  Non-income producing security.
  + Security or a portion thereof is held as initial margin for financial futures and forward contracts. See Appendix B and Appendix C of Notes to Financial Statements.
 ++ Security or a portion thereof is held as collateral for reverse repurchase agreements. See Appendix F of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2003, the aggregate market value of this security was $718,953 or 0.17% of net assets. The board of directors has deemed this security to be liquid.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Illiquid security.
(c)  Restricted security. See Appendix E of Notes to Financial Statements.
(d) Industry breakdowns are not available for all limited partnerships. The information that is available, if included in the industry concentration presented above, would not affect the percentages by more than 1% (on an absolute basis).
(e) The valuation committee has determined these partnership interests to be liquid based on liquidity letters issued by the partnerships' advisor and duly ratified by the TIP board of directors. In the case of Bessent Global Fund, LP, the liquidity letter states that the partnership interest may be redeemed upon seven-days' notice and payment of a 5% redemption fee. The fund's advisor, TAS, has agreed to reimburse the fund for any redemption fees incurred pursuant to the terms of the liquidity letter.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND                             DECEMBER 31, 2003

POLICY CONSIDERATIONS: The fund is designed as a diversified vehicle for that portion of a member's assets committed to non-US stocks. Its benchmark comprises virtually all non-US markets. The fund does not hedge routinely the currency risk inherent in non-dollar-denominated securities for two reasons: the costs of hedging short-term currency fluctuations tend to be high, and currency markets tend to be self-correcting over time horizons appropriate to global equity investing.

PERFORMANCE EVALUATION: The fund has beaten its benchmark (the MSCI All Country World Free ex US Index) since inception by more than its original excess return goal of 1% per annum. To be sure, the fund has underperformed the index in two of the nine calendar years and 17 of the 39 calendar quarters it has been operational, facts that some mutual fund vendors would not highlight proactively but that we do in order to remind TIFF members that active stock management requires perseverance. Indeed, a modest overweighting in emerging markets accounts for part of the fund's performance edge in 2003. The fund also benefited in 2003 from its longstanding bias toward smaller capitalization companies, as size and returns tended to be inversely correlated in the year just ended, continuing a trend evident in both foreign and US bourses for most of the current decade.

                                                                    TOTAL RETURN*
                                                              --------------------------
                                                                  TIFF          MSCI
                                                              International   ACW Free
                                                              Equity Fund**     ex US
                                                              --------------------------
                    Calendar Year 2003                             41.33%       40.83%
                    3-Year Annualized                               1.16%       (1.34%)
                    5-Year Annualized                               4.67%        1.31%
                    Annualized since Inception**                    5.57%        3.98%
                    Cumulative since Inception**                   68.11%       45.43%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                            MSCI ALL COUNTRY WORLD
            TIFF International Equity Fund        Free ex US Index
5/31/94                           $100,000                $100,000
6/30/94                           $100,600                $100,688
7/31/94                           $102,600                $102,545
8/31/94                           $106,600                $106,056
9/30/94                           $104,700                $103,833
10/31/94                          $107,500                $106,292
11/30/94                          $100,800                $101,232
12/31/94                          $101,081                $101,111
1/31/95                            $95,713                 $96,227
2/28/95                            $95,510                 $95,698
3/31/95                            $98,650                $101,028
4/30/95                           $102,701                $104,625
5/31/95                           $104,828                $104,060
6/30/95                           $103,816                $102,613
7/31/95                           $108,887                $108,206
8/31/95                           $107,253                $104,354
9/30/95                           $108,172                $106,284
10/31/95                          $105,823                $103,457
11/30/95                          $107,049                $105,619
12/31/95                          $111,032                $109,728
1/31/96                           $114,213                $110,957
2/29/96                           $115,547                $110,979
3/31/96                           $117,497                $113,132
4/30/96                           $121,704                $117,160
5/31/96                           $122,320                $115,203
6/30/96                           $123,243                $115,883
7/31/96                           $119,550                $111,908
8/31/96                           $121,201                $112,546
9/30/96                           $122,853                $115,314
10/31/96                          $122,647                $114,127
11/30/96                          $127,934                $118,452
12/31/96                          $128,730                $117,031
1/31/97                           $129,046                $114,971
2/28/97                           $131,158                $117,132
3/31/97                           $130,736                $116,933
4/30/97                           $130,102                $117,997
5/31/97                           $136,967                $125,124
6/30/97                           $142,352                $132,106
7/31/97                           $145,203                $134,814
8/31/97                           $138,941                $124,501
9/30/97                           $144,991                $130,788
10/31/97                          $133,740                $119,292
11/30/97                          $130,590                $117,765
12/31/97                          $129,873                $119,025
1/31/98                           $130,976                $122,584
2/28/98                           $138,479                $130,761
3/31/98                           $144,879                $135,285
4/30/98                           $147,638                $136,259
5/31/98                           $147,417                $133,793
6/30/98                           $142,231                $133,290
7/31/98                           $140,658                $134,557
8/31/98                           $119,927                $115,584
9/30/98                           $115,469                $113,145
10/31/98                          $123,605                $125,003
11/30/98                          $130,776                $131,716
12/31/98                          $133,802                $136,253
1/31/99                           $132,964                $136,107
2/28/99                           $132,844                $133,060
3/31/99                           $137,995                $139,484
4/30/99                           $148,776                $146,461
5/31/99                           $144,463                $139,582
6/30/99                           $152,729                $145,996
7/31/99                           $157,114                $149,419
8/31/99                           $158,082                $149,938
9/30/99                           $156,475                $150,951
10/31/99                          $160,359                $156,573
11/30/99                          $167,521                $162,834
12/31/99                          $183,854                $178,363
1/31/2000                         $174,377                $168,685
2/29/2000                         $176,002                $173,242
3/31/2000                         $179,251                $179,761
4/30/2000                         $170,180                $169,728
5/31/2000                         $165,712                $165,387
6/30/2000                         $176,543                $172,429
7/31/2000                         $170,620                $165,621
8/31/2000                         $172,800                $167,670
9/30/2000                         $164,487                $158,369
10/31/2000                        $160,808                $153,336
11/30/2000                        $157,537                $146,458
12/31/2000                        $162,421                $151,459
1/31/2001                         $164,298                $153,864
2/28/2001                         $156,791                $141,748
3/31/2001                         $143,941                $131,547
4/30/2001                         $153,326                $140,343
5/31/2001                         $150,438                $136,193
6/30/2001                         $146,396                $130,923
7/31/2001                         $142,403                $127,995
8/31/2001                         $139,639                $124,787
9/30/2001                         $122,911                $111,521
10/31/2001                        $126,348                $114,648
11/30/2001                        $131,361                $119,882
12/31/2001                        $134,014                $121,422
1/31/2002                         $129,739                $116,211
2/28/2002                         $131,803                $117,038
3/31/2002                         $139,322                $123,826
4/30/2002                         $141,386                $124,074
5/31/2002                         $145,514                $125,327
6/30/2002                         $139,617                $119,869
7/31/2002                         $125,475                $108,174
8/31/2002                         $125,179                $108,155
9/30/2002                         $112,127                 $96,667
10/31/2002                        $116,873                $101,845
11/30/2002                        $121,767                $106,730
12/31/2002                        $118,949                $103,272
1/31/2003                         $114,648                 $99,637
2/28/2003                         $111,979                 $97,599
3/31/2003                         $110,347                 $95,637
4/30/2003                         $119,394                $104,757
5/31/2003                         $126,810                $111,340
6/30/2003                         $131,260                $114,360
7/31/2003                         $135,943                $117,387
8/31/2003                         $140,285                $120,863
9/30/2003                         $144,119                $124,223
10/31/2003                        $153,286                $132,266
11/30/2003                        $156,442                $135,130
12/31/2003                        $168,110                $145,430

------------

* Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
**   Commencement of operations was May 31, 1994.
     PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The MSCI All Country World Free ex US Index is a capitalization-weighted index of non-US publicly traded common stocks. The fund is no load but incurs fees and other expenses as set forth in the prospectus.
     Foreign securities may involve greater volatility as well as political, economic, and currency risks and may utilize accounting methods that differ from US standards. Small cap stocks may involve additional risks such as limited liquidity and greater volatility.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2003

NUMBER OF
  SHARES                                                VALUE +

            COMMON STOCKS -- 87.2%
            AUSTRALIA -- 4.3%
   94,000   Alumina Ltd.                                  $465,316
  151,836   Amcor Ltd.                                     944,951
   33,900   Australia and New Zealand Banking Group
               Ltd.                                        451,582
   58,000   Caltex Australian Ltd.                         201,894
  102,253   Coles Myer Ltd.                                582,441
  325,852   Foster's Group Ltd.                          1,104,809
   50,949   National Australia Bank Ltd.                 1,149,706
   42,413   Orica Ltd.                                     446,107
  148,000   Santos Ltd.                                    766,078
  201,528   Telstra Corp.                                  731,875
   80,000   WMC Resources Ltd.*                            339,354
                                                      ------------
                                                         7,184,113
                                                      ------------

            BELGIUM -- 0.3%
    1,356   Electrabel SA                                  426,229
                                                      ------------

            BRAZIL -- 1.1%
    4,700   Cia Vale do Rio Doce - ADR                     274,950
   11,800   Cia Vale do Rio Doce - Sponsored ADR           607,818
10,300,000  Companhia Siderurgica Nacional SA              559,449
   14,700   Voctorantim Celulose Papel SA - ADR            460,845
                                                      ------------
                                                         1,903,062
                                                      ------------

            CANADA -- 2.5%
   30,000   Abitibi-Consolidated, Inc. - Canadian
               Exchange                                    240,279
    6,710   Agrium, Inc.                                   110,860
   26,000   Air Canada, Class A*                             7,344
    9,389   Alcan, Inc.                                    442,840
    7,800   BCE, Inc.                                      174,440
   21,726   Encana Corp.                                   856,873
    3,800   Fairmont Hotels & Resorts, Inc.                103,656
   14,108   Hudson's Bay Co.                               126,205
   19,400   Imperial Oil Ltd.                              861,748
   10,772   Imperial Oil Ltd. (foreign market)             478,228
    7,800   Inco Ltd.*                                     312,362
        1   National Bank of Canada                             30
   45,020   Nortel Networks Corp.*                         192,308
   20,800   Rogers Communications, Inc., Class B           346,707
                                                      ------------
                                                         4,253,880
                                                      ------------

            CHINA -- 0.7%
  467,000   Aluminum Corp. of China Ltd.                   354,900
  962,000   Beijing Capital International Airport
               Co., Ltd., Class H                          328,366
  552,000   Guangshen Railway Co. Ltd.                     156,422
  338,000   Yanzhou Coal Mining Co. Ltd.                   341,762
                                                      ------------
                                                         1,181,450
                                                      ------------

            CROATIA -- 0.2%
   20,848   Pliva DD - GDR                                 337,064
                                                      ------------

            DENMARK -- 0.7%
    2,600   Bang & Olufsen Holding AS, Ser. B              108,789
    2,600   Coloplast AS, Class B                          222,424
    9,170   ISS AS                                         452,042
    5,600   TDC AS                                         202,062
    6,500   William Demant Holding*                        219,671
                                                      ------------
                                                         1,204,988
                                                      ------------
NUMBER OF
 SHARES                                                 VALUE +

            ESTONIA -- 0.1%
    5,489   Hansabank Ltd.                                $148,164
                                                      ------------

            FINLAND -- 1.0%
   25,700   Metso Oyj                                      314,766
   23,900   M-real Oyj, Class B                            211,627
   38,200   Sampo Oyj, Class A                             400,887
   12,220   Tietoenator OY                                 338,331
   19,768   UPM-Kymmeme OY                                 378,504
                                                      ------------
                                                         1,644,115
                                                      ------------

            FRANCE -- 6.2%
    5,830   Air Liquide SA                               1,029,514
   31,300   Alcatel SA*                                    403,093
    4,400   Atos Origin*                                   281,382
    7,476   Aventis SA - Frankfurt Exchange                490,352
   14,200   AXA SA                                         303,953
    7,908   BNP Paribas                                    497,940
   16,846   Carrefour SA                                   924,743
   29,646   Compagnie de Saint-Gobain                    1,441,538
    8,300   Dassault Systemes SA                           378,566
    2,400   Groupe Danone                                  391,725
   10,500   Schneider Electric SA                          687,373
  222,120   Scor SA*                                       367,024
   16,441   Societe Generale, Class A                    1,451,650
    7,500   Thales SA                                      252,112
    5,898   Total SA                                     1,096,574
   15,545   Vivendi Universal SA*                          377,840
                                                      ------------
                                                        10,375,379
                                                      ------------

            GERMANY -- 3.4%
    8,500   BASF AG                                        477,963
   29,081   Bayer AG                                       858,343
   26,131   Bayerische Hypo-und Vereinsbank AG*            609,766
    8,900   Bayerische Motoren Werke AG                    412,556
   11,000   Deutsche Post AG                               226,438
    6,100   E. ON AG                                       398,100
    1,400   Fresenius Medical Care                          99,596
   15,780   Fresenius Medical Care - ADR                   368,463
   24,300   Metro AG                                     1,071,246
   29,724   RWE AG                                       1,184,759
                                                      ------------
                                                         5,707,230
                                                      ------------

            GHANA -- 0.1%
   13,400   Ashanti Goldfields Co. Ltd. - Sponsored
               ADR*                                        174,736
                                                      ------------

            HONG KONG -- 3.8%
   28,000   Asia Satellite Telecom Holdings                 53,197
1,459,500   Chaoda Modern Agriculture (Holdings)
               Ltd.                                        484,081
  562,000   First Pacific Co. Ltd.*                        122,338
  108,000   Henderson Land Development Co.                 477,150
  115,000   Hong Kong & China Gas Co. Ltd.                 175,531
   59,000   Hong Kong Aircraft Engineering Co. Ltd.        349,580
  105,000   Hong Kong Electric Holdings Ltd.               415,207
  110,000   Hong Kong Exchanges & Clearing Ltd.            238,742
  215,000   Hong Kong Shanghai Hotels Ltd.                 125,312
  266,336   Hysan Development Co. Ltd.                     411,669
  491,000   i-Cable Communications Ltd.                    125,855
  120,620   Jardine Matheson Holdings Ltd.               1,097,642
  118,881   Mandarin Oriental International Ltd.*           57,657
  507,600   New World Development Ltd.                     408,638
  300,000   Next Media Ltd.*                               142,009
  202,478   SmarTone Telecommunications Holdings
               Ltd.                                        207,339

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2003

NUMBER OF
 SHARES                                                 VALUE +
   89,000   Television Broadcasts Ltd.                    $449,379
  219,571   Wharf Holdings Ltd.                            608,065
  155,000   Wheelock & Co. Ltd.                            186,672
   96,000   Yue Yuen Industrial Holdings Ltd.              264,001
                                                      ------------
                                                         6,400,064
                                                      ------------

            HUNGARY -- 0.3%
    3,800   Gedeon Richter Ltd.                            449,862
                                                      ------------

            INDIA -- 0.7%
   20,100   HDFC Bank Ltd. - ADR                           613,854
   32,100   ICICI Bank Ltd. - ADR                          551,478
                                                      ------------
                                                         1,165,332
                                                      ------------

            INDONESIA -- 0.4%
  292,307   PT Astra International, Inc.                   173,527
3,835,000   PT Bank Pan Indonesia TBK                      129,768
  343,000   PT Citra Marga Nusaphala Persada TBK*           15,272
  114,000   PT Gudang Garam TBK                            184,078
1,420,000   PT Matahari Putra Prima TBK                     88,513
  415,000   PT Mulia Industrindo TBK*                       11,579
  121,000   PT Semen Gresik                                112,775
                                                      ------------
                                                           715,512
                                                      ------------

            IRELAND -- 0.6%
   25,700   CRH plc                                        527,744
   72,300   Fyffes plc                                     150,473
  151,340   Independent News & Media plc                   358,878
                                                      ------------
                                                         1,037,095
                                                      ------------

            ITALY -- 1.6%
  343,332   Banca Intesa SpA                             1,342,492
   28,400   Luxottica Group SpA - ADR                      494,160
    6,600   Natuzzi SpA                                     66,528
   40,900   Saipem SpA                                     331,151
   78,200   Unicredito Italiano SpA                        422,169
                                                      ------------
                                                         2,656,500
                                                      ------------

            JAPAN -- 15.8%
   15,000   Aisin Seiki Co. Ltd.                           234,161
   10,000   Anritsu Corp.*                                  66,716
   25,600   Asatsu-DK, Inc.                                659,289
   38,000   Canon, Inc.                                  1,769,338
   40,000   Dai Nippon Printing Co. Ltd.                   561,724
   27,000   Dai-Dan Co. Ltd.                               122,189
   15,000   Daifuku Co. Ltd.                                67,043
       48   Dentsu, Inc.                                   241,859
   26,200   Eisai Co. Ltd.                                 706,522
   14,800   Ezaki Glico Co. Ltd.                            97,497
   18,000   FamilyMart Co. Ltd.                            409,816
   10,000   Fuji Photo Film Co.                            322,852
    5,000   Glory Ltd.                                     182,420
  188,000   Hitachi Ltd.                                 1,133,228
   10,000   Inabata & Co. Ltd.                              56,452
    3,100   ISB Corp.                                       18,686
       36   Japan Tobacco, Inc.                            263,693
   27,000   Kao Corp.                                      549,221
    1,500   Keyence Corp.                                  316,180
   14,000   Kinden Corp.                                    65,970
   68,000   Kirin Brewery Co. Ltd.                         579,938
   18,000   Koito Manufacturing Co. Ltd.                   109,172
   12,000   Lintec                                         191,136
   34,000   Lion Corp.                                     181,469
   55,000   Matsushita Electric Industries Co.             760,567
NUMBER OF
 SHARES                                                 VALUE +
   46,000   Matsushita Electric Works Ltd.                $413,343
       37   Millea Holdings, Inc.                          483,344
   93,000   Mitsubishi Corp.                               985,798
   58,000   Mitsubishi Gas Chemical Co.                    197,537
   68,000   Mitsubishi Heavy Industries, Ltd.              189,083
    6,000   Mizuno Corp.                                    22,730
   14,900   Murata Manufacturing Co. Ltd.                  804,992
   24,000   NGK Insulators Ltd.                            179,155
    8,000   NIFCO, Inc.                                    100,401
    4,000   Nippon Broadcasting System, Inc.               186,246
   68,000   Nippon Oil Corp.                               346,440
   74,000   Nippon Sanso Corp.                             312,793
   20,000   Nippon Suisan Kaisha Ltd.                       44,415
      136   Nippon Telegraph and Telephone Corp.           656,079
   56,400   Nissan Motor Co. Ltd.                          644,150
   44,000   Nisshinbo Industries, Inc.                     245,106
   30,000   Nomura Holdings, Inc.                          510,871
   32,000   Noritake Co. Ltd.                              113,763
      100   NTT DoCoMo, Inc.                               226,743
   11,000   OMRON Corp.                                    223,243
    7,500   Ono Pharmaceutical Co. Ltd.                    282,029
   20,000   Onward Kashiyama Co.                           242,605
    7,600   Rohm Co.                                       890,697
    8,000   Ryosan Co.                                     139,890
   17,000   Sankyo Seiko                                    54,567
    4,500   SECOM Co., Ltd.                                167,957
    5,100   Seiko Epson Corp.                              237,940
   43,000   Sharp Corp.                                    678,483
   12,000   Shiseido Co. Ltd.                              145,899
       72   Sky Perfect Communications, Inc.*               84,651
   50,000   Sompo Japan Insurance, Inc.                    411,029
   48,000   Sumitomo Chemical Co. Ltd.                     197,966
   44,000   Sumitomo Corp.                                 328,040
   38,000   Sumitomo Electric Industries Ltd.              339,685
   38,000   Sumitomo Forestry Co. Ltd.                     320,892
   34,000   Sumitomo Metal Mining Co. Ltd.                 252,216
       84   Sumitomo Mitsui Financial Group, Inc.          447,551
   70,000   Sumitomo Trust & Banking Co. Ltd.              411,496
   14,000   Sumitomo Wiring Systems Ltd.                   183,148
   23,500   Takeda Chemical Industries Ltd.                931,931
   13,000   Tanabe Seiyaku Co. Ltd.                        105,533
    9,000   Tokyo Broadcasting System                      143,352
   69,000   Tokyo Gas Co.                                  245,946
    8,900   Tokyo Ohka Kogyo Co.                           157,787
   15,000   Tostem Inax Holding Corp.                      289,727
   16,000   Toyo Seikan                                    223,645
   22,700   Toyota Motor Corp.                             766,763
      100   UFJ Holdings, Inc.*                            480,545
      104   West Japan Railway Co.                         408,547
   32,000   Yamaha Motor Co. Ltd.                          349,053
   16,000   Yamatake Corp.                                 128,991
   15,000   Yokohama Bank Ltd.                              69,702
                                                      ------------
                                                        26,671,633
                                                      ------------

            LUXEMBOURG -- 0.3%
   26,200   Arcelor SA                                     456,715
                                                      ------------

            MALAYSIA -- 1.0%
   19,000   British American Tobacco Berhad                217,500
   45,000   Carlsberg Brewery Malaysia Berhad              130,263
  151,000   CIMB Berhad*                                   178,021
  107,000   Commerce Asset-Holding Berhad                  115,447
  198,300   IOI Corporation Berhad                         401,818
  112,000   Kumpulan Guthrie Berhad                         76,337

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2003

NUMBER OF
 SHARES                                                 VALUE +
  204,000   Multi-Purpose Holdings Berhad*                 $60,126
   67,333   PPB Group Berhad                               116,061
  153,000   Resorts World Berhad                           406,658
   12,300   Sime Darby Berhad                               16,832
                                                      ------------
                                                         1,719,063
                                                      ------------

            MEXICO -- 0.8%
      800   America Movil SA de CV                          21,872
  185,900   Grupo Continental SA                           314,321
  634,600   Grupo Financiero BBVA Bancomer*                542,140
      800   Telefonos de Mexico, Class L - ADR              26,424
   14,700   Wal-Mart de Mexico - ADR                       416,010
                                                      ------------
                                                         1,320,767
                                                      ------------

            NETHERLANDS -- 4.2%
   36,570   Heineken NV                                  1,392,591
   17,260   IHC Caland NV                                  936,149
   29,974   ING Groep NV                                   699,064
   45,250   Koninklijke (Royal) KPN NV*                    349,306
   20,682   Koninklijke (Royal) Philips Electronics
               NV - Amsterdam Exchange                     603,920
    5,270   Koninklijke Boskalis Westminster NV            138,995
   48,360   Reed Elsevier NV                               600,839
   39,577   Royal Dutch Petroleum Co.                    2,086,675
    6,390   Royal Nedlloyd NV                              245,750
    5,000   Wolters Kluwer NV                               78,204
                                                      ------------
                                                         7,131,493
                                                      ------------

            NEW ZEALAND -- 1.0%
   58,000   Carter Holt Harvey Ltd.                         71,590
  360,202   Telecom Corporation of New Zealand Ltd.      1,269,955
  382,400   Wrightson Ltd.                                 366,554
                                                      ------------
                                                         1,708,099
                                                      ------------

            NORWAY -- 0.3%
   34,000   DNB NOR ASA                                    226,912
   12,200   Schibsted ASA                                  209,972
                                                      ------------
                                                           436,884
                                                      ------------

            (THE) PHILIPPINES -- 0.6%
  352,000   ABS-CBN Broadcasting Corp. - PDR*              158,501
3,958,000   Ayala Corp.                                    370,706
   31,250   Globe Telecom, Inc.                            484,060
  252,000   Jollibee Foods Corp.                            82,835
                                                      ------------
                                                         1,096,102
                                                      ------------

            RUSSIA -- 0.3%
    2,600   Lukoil Oil Co. - ADR                           242,320
    6,000   YUKOS ADR                                      252,000
                                                      ------------
                                                           494,320
                                                      ------------

            SINGAPORE -- 1.4%
  436,000   BIL International Ltd.*                        197,680
   47,900   DBS Group Holdings Ltd.                        414,609
   30,000   Great Eastern Holdings Ltd.                    189,013
  123,812   Jardine Strategic Holdings Ltd.                508,867
   33,000   Overseas Union Enterprise Ltd.                 135,047
   63,000   Overseas-Chinese Banking Corp. Ltd.            448,861
  357,000   SembCorp Marine                                208,108
    8,500   Singapore Press Holdings                        94,595
  240,000   United Industrial Corp.                        118,707
                                                      ------------
                                                         2,315,487
                                                      ------------
NUMBER OF
 SHARES                                                 VALUE +

            SOUTH AFRICA -- 2.7%
    3,500   AngloGold Ltd.                                $164,639
  233,324   Aspen Pharmacare Holdings Ltd.                 433,441
   85,200   Aveng Ltd.                                     112,962
   19,209   Edgars Consolidated Stores Ltd.                366,913
  159,000   FirstRand Ltd.                                 212,238
   11,786   Gold Fields Ltd.                               168,888
   36,636   JD Group Ltd.                                  230,793
   68,545   Kersaf Investments Ltd.                        390,219
  175,804   Nampak Ltd.                                    343,443
   10,300   Nedcor Ltd.                                     95,670
   21,400   Pretoria Portland Cement Co. Ltd.              460,060
   23,000   Rembrandt Group Ltd.                            72,360
  165,000   RMB Holdings Ltd.                              323,079
   69,385   Sasol Ltd.                                     987,502
   24,908   South African Breweries plc                    255,237
                                                      ------------
                                                         4,617,444
                                                      ------------

            SOUTH KOREA -- 0.9%
      950   Hyundai Motor Co. Ltd.                          40,264
    1,200   Kookmin Bank                                    44,969
      950   Korea Electric Power Corp.                      17,063
   28,075   KT&G Corp. (144A){::}                          256,605
    5,798   KT&G Corporation (144A) - GDR{::}               50,364
      200   Pohang Iron and Steel Co. Ltd.                  27,360
    9,937   Posco - ADR                                    337,560
      170   Samsung Electronics Co. Ltd.                    64,347
    3,800   Samsung Electronics Co. Ltd. - London
               Exchange                                    710,790
                                                      ------------
                                                         1,549,322
                                                      ------------

            SPAIN -- 3.7%
    7,400   Acciona SA                                     450,365
   10,000   Acerinox SA                                    471,493
  150,038   Banco Central Hispanoamer SA                 1,777,062
    9,500   Banco Popular Espanol                          566,788
    9,600   Bankinter SA                                   394,147
   37,565   Iberdrola SA                                   742,486
   27,743   NH Hoteles SA*                                 318,792
    3,000   Prosegur Cia de Seguridad SA                    48,814
   94,406   Telefonica SA                                1,386,080
    9,950   Viscofan SA                                     88,481
                                                      ------------
                                                         6,244,508
                                                      ------------

            SWEDEN -- 1.8%
   22,420   ABB Ltd.*                                      112,483
   28,400   Assa Abloy AB                                  337,470
    7,500   Hoganas AB, Class B                            160,521
   26,210   Securitas AB, B Shares                         353,338
   37,800   Skandinaviska Enskilda Banken AB, Class
               A                                           556,863
    9,500   Svenska Cellulosa AB                           388,170
   28,400   Svenska Handelsbanken, Class A                 580,212
  292,620   Telefonaktiebolaget Ericsson LM, Class
               B*                                          524,620
                                                      ------------
                                                         3,013,677
                                                      ------------

            SWITZERLAND -- 3.4%
   20,000   Compagnie Financiere Richemont AG              480,291
      300   Geberit AG                                     147,483
   13,610   Nestle SA - ADR                                851,646
   29,580   Novartis AG                                  1,342,969
      510   Publigroupe SA*                                148,454
    5,500   Roche Holding AG                               554,781
    1,150   SGS Societe General de Surveillance SA         721,569

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2003

NUMBER OF
 SHARES                                                 VALUE +
   10,600   Swiss Reinsurance Co.                         $715,666
   10,980   UBS AG                                         751,976
                                                      ------------
                                                         5,714,835
                                                      ------------

            TAIWAN -- 0.1%
  114,750   Asustek Computer, Inc.                         253,494
                                                      ------------

            THAILAND -- 2.5%
  433,600   Advanced Information Service Public Co.
               Ltd.                                        924,707
  168,600   Bangkok Bank Public Co. Ltd.*                  489,343
  132,000   GMM Grammy Public Co. Ltd.                      66,629
   73,364   Golden Land Property Development Public
               Co. Ltd.*                                    21,849
  171,636   Golden Land Property Development Public
               Co. Ltd. (foreign shares)*                   51,115
  194,000   Kasikornbank Public Co. Ltd.*                  318,254
   33,000   Matichon Public Co. Ltd.                        84,119
   89,000   MBK Public Co. Ltd.                            113,433
  250,000   National Finance Public Co. Ltd.               105,369
   24,000   Post Publishing Co. Ltd.                        28,469
   74,000   Siam Cement Public Co. Ltd.                    515,465
  165,900   Siam Cement Public Co. Ltd. - NVDR           1,063,502
   39,000   Siam Commercial Bank Public Co. Ltd.*           53,152
  521,200   Thai Union Frozen Products Public Co. -
               NVDR                                        407,778
                                                      ------------
                                                         4,243,184
                                                      ------------
            UNITED KINGDOM -- 18.4%
   18,600   Abbey National plc                             176,347
    9,400   Amvescap plc                                    68,277
   13,731   Anglo American plc - ADR                       303,730
   69,882   Arriva plc                                     475,377
   58,400   Associated British Ports Holdings plc          470,660
   41,866   Aviva plc                                      367,425
   41,500   BAA plc                                        370,156
  172,500   BAE Systems plc                                519,557
   71,400   Barclays plc                                   637,166
  200,795   BG Group plc                                 1,036,124
  138,749   Boots Group plc                              1,716,316
  151,123   BP plc                                       1,235,659
   16,300   BP plc - ADR                                   804,405
  138,311   Brambles Industries plc                        503,811
   48,872   British Airways plc*                           203,410
   60,000   BT Group plc                                   201,929
  217,000   Cable & Wireless Communications plc            518,598
   57,350   Capita Group plc                               249,476
   17,873   Carnival plc                                   720,215
   37,400   Close Brothers Group plc                       491,425
   53,290   Compass Group plc                              362,509
   64,000   Devro plc                                      103,800
   48,804   Diageo plc                                     641,707
   22,600   EMI Group plc                                   64,226
  138,400   Enodis plc*                                    201,871
  102,140   GKN plc                                        488,199
   48,695   GlaxoSmithKline plc                          1,122,767
   21,490   Granada plc                                     46,934
   57,870   GUS plc                                        801,315
   88,450   Hanson plc                                     649,585
   78,396   HBOS plc                                     1,019,574
   60,000   Hilton Group plc                               241,402
NUMBER OF
 SHARES                                                 VALUE +
   78,663   InterContinental Hotels Group plc             $760,420
   36,000   Intertek Testing Services plc                  297,093
  136,000   Kidde plc                                      258,677
  132,799   Lloyds TSB Group plc                         1,060,871
   66,521   Mitchells & Butlers plc                        267,340
   83,000   MyTravel Group plc*                             16,716
   73,000   PIC International Group plc                     59,787
  265,000   Pilkington plc                                 454,228
  122,400   Premier Farnell plc                            513,275
   22,702   Provident Financial plc                        264,363
   20,460   Reckitt Benckiser plc                          462,959
   60,000   Reed Elsevier plc                              502,674
  142,000   Rentokil Initial plc                           483,618
   88,886   Rio Tinto plc                                2,451,169
  102,000   Shell Transport & Trading Co.                  760,053
   23,250   Smiths Group plc                               274,907
    1,000   South African Breweries plc                     10,365
  239,640   Stagecoach Group plc                           336,758
   34,450   Standard Chartered plc                         570,916
   86,000   TBI plc                                        103,918
  109,700   Tesco plc                                      505,186
  118,000   The Sage Group plc                             371,250
   61,300   Unilever plc                                   571,451
  193,000   Vodafone Group plc                             479,380
   40,270   Vodafone Group plc - ADR                     1,008,361
  141,440   WPP Group plc                                1,388,795
                                                      ------------
                                                        31,048,482
                                                      ------------
            Total Common Stocks
               (Cost $114,156,806)                     147,000,284
                                                      ------------

            PREFERRED STOCK -- 0.5%

            TAIWAN -- 0.5%
   86,070   Taiwan Semiconductor Manufacturing Co.
               Ltd. (PREF)*(a){::}
               (Cost $546,728)                             804,925
                                                      ------------

            LIMITED PARTNERSHIPS -- 5.1%
            Bessent Global Fund, LP*(a)(b)(c)(d)         4,167,563
            Lansdowne UK Equity Fund*(a)(b)(c)(d)        4,472,412
                                                      ------------
            Total Limited Partnerships
               (Cost $7,880,670)                         8,639,975
                                                      ------------
            RIGHTS -- 0.0%

            INDONESIA -- 0.0%
1,800,000   PT Bank Universal Certificate of
               Entitlement*(a)                                   0
1,180,800   PT Lippo Bank Certificate of
               Entitlement*(a)                                   0
                                                      ------------
                                                                 0
                                                      ------------

            MALAYSIA -- 0.0%
   20,400   Multi-Purpose Holdings Rights, expires
               1/29/04*(a)                                       0
                                                      ------------

            UNITED KINGDOM -- 0.0%
   37,500   TI Automotive Ltd. Certificate of
               Entitlement*(a)                                   0
                                                      ------------
            Total Rights
               (Cost $0)                                         0
                                                      ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2003

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             SHORT-TERM INVESTMENTS -- 7.1%

             REPURCHASE AGREEMENT -- 6.5%
 11,043,025  Investors Bank & Trust Company - Repurchase
                Agreement, issued 12/31/03 (proceeds at maturity
                $11,043,467) (Collateralized by a $11,647,085
                GNMA, due 03/20/32, with a market value of
                $11,595,176)
                (Cost $11,043,025)            0.720%   01/02/04    $11,043,025
                                                                  ------------
             US TREASURY SECURITY -- 0.6% #
  1,000,000  US Treasury Bill+
                (Cost $996,189)               0.718%   05/20/04        996,440
                                                                  ------------
             Total Short-Term Investments
                (Cost $12,039,214)                                  12,039,465
                                                                  ------------
             Total Investments -- 99.9%
                (Cost $134,623,418)                                168,484,649
             Other Assets in Excess of
                Liabilities -- 0.1%                                    122,247
                                                                  ------------
             NET ASSETS -- 100.0%                                 $168,606,896
                                                                  ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                          14.0%
Consumer Goods                                             18.6
Energy                                                      9.4
Finance                                                    16.2
Industrial                                                  0.5
Limited Partnerships (d)                                    5.1
Materials                                                  13.1
Multi-Industry                                              2.4
Services                                                   13.5
US Treasury Obligations                                     0.6
Other Assets (Liabilities)                                  6.6
                                                          -----
Total                                                     100.0%
                                                          =====

ADR  American Depositary Receipt
GNMA Government National Mortgage Association
NVDR Non-Voting Depositary Receipt
PDR  Phillippine Depositary Receipt
PREF Preference Shares
  *  Non-income producing security.
  + Security or a portion thereof is held as initial margin for financial futures and forward contracts. See Appendix B and Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2003, the aggregate market value of these securities was $1,111,895 or 0.66% of net assets. The board of directors has deemed these securities to be liquid.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Illiquid security.
(c)  Restricted security. See Appendix E of Notes to Financial Statements.
(d) Industry breakdowns are not available for all limited partnerships. The information that is available, if included in the industry concentration presented above, would not affect the percentages by more than 1% (on an absolute basis).

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND                                        DECEMBER 31, 2003

POLICY CONSIDERATIONS: The fund employs multiple managers that, collectively, provide exposure to all market sectors, including many small and mid-cap stocks not represented in the cap-weighted S&P 500 Index. The fund's distinctive structure, which combines active strategies with a low cost "completeness" portfolio, reflects TIFF's belief that many endowed institutions lack sufficient assets and analytical resources to construct cost-effective, multi-manager portfolios that avoid unintended sector and style biases.

PERFORMANCE EVALUATION: The fund's strong performance relative to the Wilshire 5000 Total Market Index during 4Q 2003 (12.9% vs. 12.4%), the 12 months ending December 31, 2003 (35.2% vs. 31.6%), and indeed since it commenced operations on May 31, 1994 (196.3% vs. 178.7%) bespeaks a very good job indeed by the investment professionals that it employs. The fund benefited from two biases that served it well throughout 2003: a bias toward smaller capitalization issues -- initiated when the fund commenced operations many moons ago -- that produced very large relative gains in 2003 (the Russell 2000 Index of small cap stocks outperformed the Russell 1000 Index of large cap stocks by a stunning 17.4% -- 47.3% vs. 29.9%); and a tactical tilt toward foreign stocks (initiated at year-end 2002) that also proved highly profitable (the MSCI All Country World Free ex US Index outperformed the Wilshire 5000 Total Market Index by 9.2% in
2003). The TIFF US Equity Fund employs at least one manager [Palo Alto Investors
(PAI)] whose inherently contrarian approach to stock selection causes it to favor stocks that are very depressed in price. Such stocks don't always soar soon after PAI has bought them, but many of the issues PAI purchased as 2002 wound to its dreary close rocketed upward in 2003, causing the fund to perform very satisfactorily indeed -- and causing PAI itself to lighten up on many of these issues during the closing months of 2003.

                                                                 TOTAL RETURN*
                                                              --------------------
                                                                TIFF
                                                              US Equity  Wilshire
                                                               Fund**      5000
                                                              --------------------
                    Calendar Year 2003                          35.24%     31.64%
                    3-Year Annualized                            0.13%     (2.48%)
                    5-Year Annualized                            3.03%      0.42%
                    Annualized since
                      Inception**                               11.99%     11.28%
                    Cumulative since
                      Inception**                              196.33%    178.69%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF US EQUITY FUND  WILSHIRE 5000 TOTAL MARKET INDEX
5/31/94                $100,000                          $100,000
6/30/94                 $97,800                           $97,325
7/31/94                $100,900                          $100,214
8/31/94                $104,700                          $104,640
9/30/94                $103,000                          $102,614
10/31/94               $104,800                          $104,290
11/30/94               $101,064                          $100,471
12/31/94               $103,392                          $101,825
1/31/95                $105,352                          $104,026
2/28/95                $109,686                          $108,169
3/31/95                $112,266                          $111,020
4/30/95                $114,952                          $113,779
5/31/95                $118,275                          $117,633
6/30/95                $122,740                          $121,385
7/31/95                $128,353                          $126,380
8/31/95                $130,337                          $127,613
9/30/95                $133,783                          $132,480
10/31/95               $132,818                          $131,150
11/30/95               $138,651                          $136,706
12/31/95               $140,524                          $138,942
1/31/96                $144,844                          $142,664
2/29/96                $147,687                          $145,159
3/31/96                $150,415                          $146,747
4/30/96                $154,568                          $150,373
5/31/96                $157,760                          $154,484
6/30/96                $156,392                          $153,213
7/31/96                $148,648                          $144,947
8/31/96                $152,993                          $149,584
9/30/96                $158,596                          $157,548
10/31/96               $162,596                          $159,750
11/30/96               $172,250                          $170,334
12/31/96               $171,573                          $168,414
1/31/97                $179,065                          $177,429
2/28/97                $179,689                          $177,348
3/31/97                $171,947                          $169,504
4/30/97                $180,454                          $176,896
5/31/97                $191,733                          $189,429
6/30/97                $199,878                          $198,131
7/31/97                $214,303                          $213,363
8/31/97                $208,898                          $205,343
9/30/97                $221,970                          $217,460
10/31/97               $217,923                          $210,217
11/30/97               $223,985                          $217,099
12/31/97               $228,125                          $221,111
1/31/98                $228,707                          $222,312
2/28/98                $244,586                          $238,496
3/31/98                $256,531                          $250,433
4/30/98                $259,730                          $253,406
5/31/98                $253,456                          $246,662
6/30/98                $256,666                          $255,310
7/31/98                $244,964                          $249,717
8/31/98                $204,552                          $210,828
9/30/98                $211,287                          $224,599
10/31/98               $227,899                          $241,310
11/30/98               $242,672                          $256,505
12/31/98               $255,162                          $272,919
1/31/99                $261,697                          $282,951
2/28/99                $250,752                          $272,694
3/31/99                $258,429                          $283,217
4/30/99                $270,972                          $296,792
5/31/99                $269,989                          $290,295
6/30/99                $284,398                          $305,324
7/31/99                $278,628                          $295,535
8/31/99                $275,513                          $292,787
9/30/99                $270,623                          $285,145
10/31/99               $279,727                          $303,280
11/30/99               $285,070                          $313,440
12/31/99               $303,304                          $337,230
1/31/2000              $289,081                          $323,235
2/29/2000              $293,310                          $330,476
3/31/2000              $313,491                          $350,106
4/30/2000              $303,934                          $331,865
5/31/2000              $300,469                          $320,273
6/30/2000              $306,821                          $334,397
7/31/2000              $304,454                          $327,576
8/31/2000              $326,269                          $351,358
9/30/2000              $308,122                          $334,949
10/31/2000             $305,907                          $327,848
11/30/2000             $285,651                          $295,096
12/31/2000             $295,210                          $300,467
1/31/2001              $306,372                          $311,975
2/28/2001              $288,149                          $282,384
3/31/2001              $269,926                          $263,374
4/30/2001              $288,910                          $285,050
5/31/2001              $292,558                          $287,889
6/30/2001              $288,682                          $283,052
7/31/2001              $284,577                          $278,382
8/31/2001              $267,704                          $261,540
9/30/2001              $244,673                          $238,054
10/31/2001             $250,180                          $244,100
11/30/2001             $269,144                          $262,774
12/31/2001             $275,998                          $267,504
1/31/2002              $272,799                          $264,187
2/28/2002              $265,717                          $258,744
3/31/2002              $278,740                          $270,077
4/30/2002              $269,144                          $256,898
5/31/2002              $265,717                          $253,866
6/30/2002              $246,753                          $236,019
7/31/2002              $223,906                          $216,973
8/31/2002              $228,018                          $218,253
9/30/2002              $206,542                          $196,362
10/31/2002             $219,793                          $211,384
11/30/2002             $232,588                          $224,130
12/31/2002             $219,108                          $211,713
1/31/2003              $214,538                          $206,378
2/28/2003              $208,598                          $202,890
3/31/2003              $212,025                          $205,183
4/30/2003              $227,561                          $222,008
5/31/2003              $242,184                          $235,573
6/30/2003              $248,581                          $239,059
7/31/2003              $254,521                          $244,821
8/31/2003              $261,604                          $250,696
9/30/2003              $262,520                          $247,913
10/31/2003             $277,828                          $263,061
11/30/2003             $283,312                          $266,744
12/31/2003             $296,330                          $278,690

------------

* Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
**   Commencement of operations was May 31, 1994.
     PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The S&P 500 Index is a broad based, unmanaged index of 500 stocks that is widely recognized as representative of the US equity market. The Wilshire 5000 Total Market Index is a market capitalization weighted index of all publicly traded US stocks. One cannot invest directly in an index. The fund is no load but incurs fees and other expenses as set forth in the prospectus.
     Small cap stocks may involve additional risks such as limited liquidity and greater volatility.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2003

 NUMBER
OF SHARES                                              VALUE +

           COMMON STOCKS -- 73.1%

           AEROSPACE AND DEFENSE -- 0.9%
 61,500    AAR Corp.*                                    $919,425
  5,100    Lockheed Martin Corp.                          262,140
  6,500    Textron, Inc.                                  370,890
  6,600    United Technologies Corp.                      625,482
                                                     ------------
                                                        2,177,937
                                                     ------------
           AIRLINES -- 0.0%
  4,000    Frontier Airlines, Inc.*                        57,040
                                                     ------------

           AUTOMOTIVE -- 0.5%
 11,700    Ford Motor Co.                                 187,200
 19,400    General Motors Corp.                         1,035,960
                                                     ------------
                                                        1,223,160
                                                     ------------

           BANKING -- 5.7%
 17,700    Bank of America Corp.                        1,423,611
 35,625    Chittenden Corp.                             1,198,425
  5,000    CIT Group, Inc.                                179,750
  5,066    Countrywide Financial Corp.                    384,256
 31,395    Downey Financial Corp.                       1,547,773
  7,000    First Tennessee National Corp.                 308,700
  4,500    FleetBoston Financial Corp.                    196,425
 31,329    Hudson United Bancorp                        1,157,607
  4,500    National City Corp.                            152,730
 45,271    National Commerce Financial Corp.            1,234,993
 69,300    North Valley Bancorp                         1,057,587
 32,000    People's Bank                                1,043,200
  3,600    Regions Financial Corp.                        133,920
 26,000    The South Financial Group                      724,360
 10,000    Union Planters Corp.                           314,900
  6,200    UnionBanCal Corp.                              356,748
 29,100    Wachovia Corp.                               1,355,769
  9,400    Wells Fargo Corp.                              553,566
                                                     ------------
                                                       13,324,320
                                                     ------------

           BEVERAGES, FOOD, AND TOBACCO -- 4.1%
 29,000    Altria Group, Inc.                           1,578,180
  1,600    Anheuser-Busch Companies, Inc.                  84,288
 94,500    Chiquita Brands International*               2,129,085
 31,400    Coca-Cola Co.                                1,593,550
 25,700    Coca-Cola Enterprises, Inc.                    562,059
 35,500    Coors (Adolph), Class B                      1,991,550
 34,600    Peets Coffee & Tea, Inc.*                      602,386
  2,400    Pepsico, Inc.                                  111,888
 12,900    Robert Mondavi Corp., Class A*                 501,036
 15,300    Sara Lee Corp.                                 332,163
  3,100    Tyson Foods, Inc., Class A                      41,044
                                                     ------------
                                                        9,527,229
                                                     ------------
           BIOTECHNOLOGY -- 0.1%
  2,800    Dyax Corp.*                                     23,016
  6,100    Genencor International, Inc.*                   96,075
                                                     ------------
                                                          119,091
                                                     ------------

           COMMERCIAL SERVICES -- 4.4%
 16,500    Accenture Ltd.*                                434,280
 40,800    Cendant Corp.*                                 908,616
 76,000    DeVry, Inc.*                                 1,909,880
  5,600    Dollar Thrifty Automotive Group, Inc.*         145,264
 15,500    Gartner, Inc., Class A*                        175,305
109,200    Gartner, Inc., Class B*                      1,188,096
NUMBER
OF SHARES                                             VALUE +
 11,900    GenTek, Inc.*                                 $421,260
  7,000    H & R Block, Inc.                              387,590
 47,100    ITT Educational Services, Inc.*              2,212,287
 10,500    Monsanto Co.                                   302,190
 35,600    NDCHealth Corp.                                912,072
  3,100    Rent-A-Center, Inc.*                            92,333
 50,292    The Brink's Co.                              1,137,102
                                                     ------------
                                                       10,226,275
                                                     ------------

           COMMUNICATIONS -- 0.4%
  2,500    InterDigital Communications Corp.*              51,600
 13,400    Nextel Communications, Inc., Class A*          376,004
  7,200    PTEK Holdings, Inc.*                            63,432
 12,200    Verizon Communications Corp.                   427,976
                                                     ------------
                                                          919,012
                                                     ------------

           COMPUTER SOFTWARE AND PROCESSING -- 5.4%
259,100    Actuate Corp.*                                 805,801
  7,800    Adobe Systems, Inc.                            306,540
 98,000    American Management Systems, Inc.*           1,476,860
 36,000    Centra Software, Inc.*                         142,200
215,700    Chordiant Software, Inc.*                    1,175,565
  6,700    Computer Sciences Corp.*                       296,341
113,552    Docent, Inc.*                                  522,339
154,700    Earthlink, Inc.*                             1,547,000
 67,100    Marimba, Inc.*                                 369,050
 89,100    Microsoft Corp.                              2,453,814
 35,900    Oracle Corp.*                                  473,880
 66,800    Preview Systems, Inc.*                           3,841
  5,600    Take-Two Interactive Software, Inc.*           161,336
180,755    Tumbleweed Communications Corp.*             1,514,727
 47,000    Websense, Inc.*                              1,374,280
                                                     ------------
                                                       12,623,574
                                                     ------------

           COMPUTERS AND INFORMATION -- 3.3%
 44,900    Cisco Systems, Inc.*                         1,090,621
  6,300    Dell, Inc.*                                    213,948
 41,700    Digital Insight Corp.*                       1,038,330
 47,800    Digital River, Inc.*                         1,056,380
 21,000    EMC Corp.*                                     271,320
 20,240    Hewlett-Packard Co.                            464,913
 14,500    International Business Machines Corp.        1,343,860
 12,600    Komag, Inc.*                                   184,338
  1,800    Lexmark International, Inc.*                   141,552
 23,500    Maxtor Corp.*                                  260,850
 28,553    Nexprise, Inc.*                                 38,547
272,000    Selectica, Inc.*                             1,164,160
 30,300    Western Digital Corp.*                         357,237
                                                     ------------
                                                        7,626,056
                                                     ------------

           COSMETICS AND PERSONAL CARE -- 0.8%
 19,300    Procter & Gamble Co.                         1,927,684
                                                     ------------

           DIVERSIFIED -- 2.7%
  7,000    3M Co.                                         595,210
      8    Berkshire Hathaway Inc., Class A*              674,000
 20,200    FMC Corp.*                                     689,426
 75,100    General Electric Co.                         2,326,598
147,200    Walter Industries, Inc.                      1,965,120
                                                     ------------
                                                        6,250,354
                                                     ------------

           ELECTRIC UTILITIES -- 0.9%
  6,500    Constellation Energy Group, Inc.               254,540
 17,600    Edison International*                          385,968

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2003

NUMBER
OF SHARES                                             VALUE +
  4,700    Entergy Corp.                                 $268,511
 12,900    Exelon Corp.                                   856,044
 11,400    Sempra Energy                                  342,684
                                                     ------------
                                                        2,107,747
                                                     ------------

           ELECTRONICS -- 3.8%
  6,300    Altera Corp.*                                  143,010
 21,800    Amkor Technology, Inc.*                        396,978
  1,200    Analog Devices, Inc.                            54,780
  3,900    Broadcom Corp., Class A*                       132,951
 62,000    Checkpoint Systems, Inc.*                    1,172,420
 16,400    Cypress Semiconductor Corp.*                   350,304
 95,600    Intel Corp.                                  3,078,320
  4,200    National Semiconductor Corp.*                  165,522
 52,000    Rogers Corp.*                                2,294,240
  2,600    Silicon Laboratories, Inc.*                    112,372
 33,900    Texas Instruments, Inc.                        995,982
                                                     ------------
                                                        8,896,879
                                                     ------------
           ENTERTAINMENT AND LEISURE -- 0.3%
 12,200    Eastman Kodak Co.                              313,174
 12,800    Time Warner, Inc.*                             230,272
  6,100    Walt Disney Co.                                142,313
                                                     ------------
                                                          685,759
                                                     ------------

           FINANCIAL SERVICES -- 4.4%
  4,800    Bear, Stearns & Co., Inc.                      383,760
  2,300    Capital One Financial Corp.                    140,967
 46,066    Citigroup, Inc.                              2,236,044
 21,550    Doral Financial Corp.                          695,634
313,300    E-LOAN, Inc.*                                  933,634
  3,800    Franklin Resources, Inc.                       197,828
  2,500    Golden West Financial Corp.                    257,975
328,800    Instinet Group, Inc.*                        1,693,320
 14,700    JP Morgan Chase & Co., Inc.                    539,931
  5,700    Lehman Brothers Holdings, Inc.                 440,154
 35,400    MBNA Corp.                                     879,690
 16,700    Merrill Lynch & Co.                            979,455
  9,800    Morgan Stanley                                 567,126
  1,500    Newcastle Investment Corp.                      40,650
  8,100    Washington Mutual, Inc.                        324,972
                                                     ------------
                                                       10,311,140
                                                     ------------

           FOREST PRODUCTS AND PAPER -- 0.2%
 11,300    United Stationers, Inc.*                       462,396
                                                     ------------
           HEALTHCARE PROVIDERS -- 2.2%
 67,100    LifePoint Hospitals, Inc.*                   1,976,095
 40,000    Lincare Holdings, Inc.*                      1,201,200
 37,000    Universal Health Services, Inc., Class B     1,987,640
                                                     ------------
                                                        5,164,935
                                                     ------------

           HEAVY MACHINERY -- 0.4%
  3,900    Eaton Corp.                                    421,122
  6,800    Ingersoll Rand Co.                             461,584
                                                     ------------
                                                          882,706
                                                     ------------

           HOME CONSTRUCTION, FURNISHINGS,
              AND APPLIANCES -- 0.3%
  3,300    Centex Corp.                                   355,245
  7,800    D.R. Horton, Inc.                              337,428
                                                     ------------
                                                          692,673
                                                     ------------
NUMBER
OF SHARES                                             VALUE +

           HOUSEHOLD PRODUCTS -- 0.4%
  6,100    Fortune Brands, Inc.                          $436,089
  7,700    The Clorox Co.                                 373,912
                                                     ------------
                                                          810,001
                                                     ------------

           INSURANCE -- 4.1%
  4,500    Aetna, Inc.                                    304,110
 22,700    Allstate Corp.                                 976,554
 23,862    American International Group, Inc.           1,581,573
 30,000    Brown & Brown, Inc.                            978,300
  6,400    CIGNA Corp.                                    368,000
 10,050    Fidelity National Financial, Inc.              389,739
 42,200    Hilb, Rogal & Hamilton Co.                   1,353,354
  2,500    MBIA Inc.                                      148,075
 32,500    Montpelier Re Holdings Ltd.                  1,192,750
 41,280    Platinum Underwriters Holdings Ltd.          1,238,400
 10,800    Principal Financial Group, Inc.                357,156
  4,400    The Progressive Corp.                          367,796
  5,300    United Health Group, Inc.                      308,354
                                                     ------------
                                                        9,564,161
                                                     ------------

           MEDIA - BROADCASTING AND PUBLISHING -- 1.6%
 47,500    Emmis Communications Corp., Class A*         1,284,875
 10,200    Fox Entertainment Group, Inc.*                 297,330
 61,000    Insight Communications Co., Inc.*              628,910
  4,200    Knight Ridder, Inc.                            324,954
  3,600    McGraw-Hill Companies, Inc.                    251,712
303,500    Primedia, Inc.*                                858,905
                                                     ------------
                                                        3,646,686
                                                     ------------

           MEDICAL SUPPLIES -- 3.5%
 76,900    Apogent Technologies, Inc.*                  1,771,776
 61,600    ArthoCare Corp.*                             1,509,200
  4,200    Boston Scientific Corp.*                       154,392
 36,700    Curon Medical, Inc.*                           115,385
 19,200    Fisher Scientific International, Inc.*         794,304
 50,800    Owens & Minor, Inc.                          1,113,028
 60,423    Sybron Dental Specialties*                   1,697,886
 47,300    Viasys Healthcare, Inc.*                       974,380
                                                     ------------
                                                        8,130,351
                                                     ------------

           METALS -- 0.7%
 23,700    Alliant Techsystems, Inc.*                   1,368,912
 13,800    Griffon Corp.*                                 279,588
                                                     ------------
                                                        1,648,500
                                                     ------------

           METALS AND MINING -- 0.6%
  8,300    Alcan, Inc. - ADR                              389,685
  5,500    Alcoa, Inc.                                    209,000
  6,200    Freeport-McMoRan Copper & Gold, Inc.,
              Class B                                     261,206
  5,800    Masco Corp.                                    158,978
 34,100    North American Palladium Ltd.*                 270,413
 35,000    Pacific Rim Mining Corp.*                       38,150
                                                     ------------
                                                        1,327,432
                                                     ------------

           OIL AND GAS -- 7.2%
  6,600    Burlington Resources, Inc.                     365,508
 33,300    Cal Dive International, Inc.*                  802,863
449,800    Canadian Superior Energy, Inc.*              1,133,496
  4,700    ChevronTexaco Corp.                            406,033
 28,700    Comstock Resources, Inc.*                      553,910
 11,400    ConocoPhillips                                 747,498
 55,300    Denbury Resources, Inc.*                       769,223

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2003

NUMBER
OF SHARES                                             VALUE +
 63,200    Encore Acquisition Co.*                     $1,557,880
  5,885    Evergreen Resources, Inc.*                     191,321
168,283    Hanover Compressor Co.*                      1,876,355
 55,500    Harvest Natural Resources, Inc.*               552,225
  6,900    Imperial Oil Ltd.                              306,498
 12,800    Marathon Oil Corp.                             423,552
  3,500    Noble Energy, Inc.*                            125,230
  8,600    Occidental Petroleum Corp.                     363,264
 12,150    Patina Oil & Gas Corp.                         595,229
169,800    PetroQuest Energy, Inc.*                       529,776
 61,900    Superior Energy Services, Inc.*                581,860
 62,100    Tom Brown, Inc.*                             2,002,725
 90,300    Ultra Petroleum Corp.*                       2,223,186
 39,700    W-H Energy Services, Inc.*                     643,140
                                                     ------------
                                                       16,750,772
                                                     ------------

           PHARMACEUTICALS -- 5.3%
  5,500    Abbott Laboratories                            256,300
 23,800    Amgen, Inc.*                                 1,470,840
 19,200    Arena Pharmaceuticals, Inc.*                   119,040
 27,500    BioMarin Pharmaceuticals, Inc.*                213,648
 22,200    Bristol-Myers Squibb Co.                       634,920
  5,200    Cardinal Health, Inc.                          318,032
  2,900    Chiron Corp.*                                  165,271
 22,200    Genaissance Pharmaceuticals, Inc.*              66,600
  3,000    Genentech, Inc.*                               280,710
 11,100    Genzyme Corp.*                                 547,674
  9,900    Hollis-Eden Pharmaceuticals Corp.*             108,999
 50,200    Johnson & Johnson                            2,593,332
  4,700    KOS Pharmaceuticals, Inc.*                     202,288
 11,300    McKesson Corp.                                 363,408
 30,000    Merck & Co., Inc.                            1,386,000
 12,750    Mylan Laboratories, Inc.                       322,065
  1,000    Neurobiological Technologies, Inc.*              5,830
 80,725    Pfizer, Inc.                                 2,852,015
 27,200    Pharmacyclics, Inc.*                           201,280
269,200    PharmChem Laboratories, Inc.*                   41,726
 71,200    Titan Pharmaceuticals, Inc.*                   207,192
                                                     ------------
                                                       12,357,170
                                                     ------------

           REAL ESTATE -- 0.3%
 23,600    Thornburg Mortgage, Inc. (REIT)                641,920
                                                     ------------

           RESTAURANTS -- 1.0%
 65,000    Ruby Tuesday, Inc.                           1,851,850
 10,500    Yum! Brands, Inc.*                             361,200
                                                     ------------
                                                        2,213,050
                                                     ------------
           RETAILERS -- 4.1%
    700    Advance Auto Parts*                             56,980
NUMBER
OF SHARES                                             VALUE +
 15,600    Albertson's, Inc.                             $353,340
  3,800    AutoZone, Inc.*                                323,798
  2,600    Best Buy Co., Inc.                             135,824
 75,125    Big Lots, Inc.*                              1,067,526
 10,600    Cache, Inc.*                                   220,798
 11,400    CVS Corp.                                      411,768
 12,400    Federated Department Stores, Inc.              584,412
 66,300    Geerlings & Wade, Inc.*                         33,150
 18,800    Home Depot, Inc.                               667,212
 30,000    Kirkland's, Inc.*                              529,800
 19,800    Kroger Co.*                                    366,498
 18,000    Limited Brands                                 324,540
 13,000    Movie Gallery, Inc.*                           242,840
 15,500    Safeway, Inc.*                                 339,605
100,000    Saks, Inc.*                                  1,504,000
 24,700    Supervalu, Inc.                                706,173
 11,400    The Gap, Inc.                                  264,594
  8,800    The May Department Stores Co.                  255,816
  9,200    Wal-Mart Stores, Inc.                          488,060
 60,000    Whitehall Jewellers, Inc.*                     592,200
                                                     ------------
                                                        9,468,934
                                                     ------------

           TECHNOLOGY -- 0.1%
 83,500    Latitude Communications, Inc.*                 328,239
                                                     ------------

           TELEPHONE SYSTEMS -- 2.3%
 20,000    BellSouth Corp.                                566,000
250,000    Cincinnati Bell, Inc.*                       1,262,500
 94,100    General Communications, Inc., Class A*         818,670
 32,900    Sprint Corp. (FON Group)                       540,218
 61,100    United States Cellular Corp.*                2,169,050
                                                     ------------
                                                        5,356,438
                                                     ------------

           TEXTILES, CLOTHING, AND FABRICS -- 0.2%
  4,000    Coach, Inc.*                                   151,000
  3,600    NIKE Inc., Class B                             246,456
                                                     ------------
                                                          397,456
                                                     ------------

           TRANSPORTATION -- 0.9%
  8,400    Burlington Northern Santa Fe Corp.             271,740
  2,700    Canadian National Railway Co.                  170,856
 20,000    CNF, Inc.                                      678,000
 41,800    EGL, Inc.*                                     734,008
  2,200    FedEx Corp.                                    148,500
  1,000    United Defense Industries, Inc.*                31,880
                                                     ------------
                                                        2,034,984
                                                     ------------
           Total Common Stocks
              (Cost $132,831,572)                     169,882,061
                                                     ------------

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2003

 NUMBER
OF SHARES                                              VALUE +

           COMMINGLED INVESTMENT VEHICLES -- 5.7%
863,267    Vanguard Global Equity Fund
              (Cost $9,607,740)                       $13,337,470
                                                     ------------

           LIMITED PARTNERSHIPS -- 14.2%
           Adage Capital Partners, LP*(a)(b)(c)(d)     32,763,863
           Gotham Partners, LP*(a)(b)(c)(d)               270,294
                                                     ------------
           Total Limited Partnerships
              (Cost $32,473,105)                       33,034,157
                                                     ------------

           PREFERRED STOCK -- 0.0%
 59,400    ClickAction, Inc.*(a)(d)
              (Cost $0)                                         0
                                                     ------------

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE

             SHORT-TERM INVESTMENTS -- 4.5%

             REPURCHASE AGREEMENT -- 3.5%
 $8,134,134  Investors Bank & Trust Company - Repurchase Agreement
                issued 12/31/03 (proceeds at maturity $8,134,460)
                (Collateralized by $8,345,416 FNMA, 5.24% due
                7/01/32 with a market value of $8,540,841)
                (Cost $8,134,134)             0.720%     01/02/04      8,134,134
                                                                    ------------

             US TREASURY SECURITIES -- 1.0%#
    700,000  US Treasury Bill+                0.840%     03/18/04        698,742
  1,700,000  US Treasury Bill+                0.860%     03/18/04      1,696,873
                                                                    ------------
             Total US Treasury Securities
                (Cost $2,395,615)                                      2,395,615
                                                                    ------------
             Total Short-Term Investments                             10,529,749
                                                                    ------------
             Total Investments -- 97.5%
                (Cost $185,442,166)                                  226,783,437
             Other Assets in Excess of
                Liabilities -- 2.5%                                    5,714,689
                                                                    ------------
             NET ASSETS -- 100.0%                                   $232,498,126
                                                                    ============


ADR  American Depositary Receipt
  *  Non-income producing security.
  + Security or a portion thereof is held as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security. See Appendix E of Notes to Financial Statements.
(c) Industry breakdowns are not available for all limited partnerships. The information that is available, if included in the industry concentration presented above, would not affect the percentages by more than 1% (on an absolute basis).
(d)  Illiquid security.

      See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2003

 NUMBER
OF SHARES                                                   VALUE +

           SHORT PORTFOLIO -- (0.4%)

           BIOTECHNOLOGY -- (0.0%)
  2,800    Exact Sciences Corp.*                              $(28,336)
  3,000    Lexicon Genetics, Inc.*                             (17,670)
    400    Trimeris, Inc.*                                      (8,392)
                                                          ------------
                                                               (54,398)
                                                          ------------

           COMMUNICATIONS -- (0.0%)
    600    Videolan Technologies, Inc.*                             (1)
                                                          ------------

           COMPUTER SOFTWARE AND PROCESSING -- (0.0%)
  4,000    Novadigm, Inc.*                                     (15,520)
                                                          ------------
           HEALTHCARE PROVIDERS -- (0.0%)
    181    Medco Health Solutions, Inc.*                        (6,149)
                                                          ------------

           MEDICAL SUPPLIES -- (0.0%)
    300    Conceptus, Inc.*                                     (3,186)
  2,100    Endocardial Solutions, Inc.*                        (15,120)
                                                          ------------
                                                               (18,306)
                                                          ------------

           PHARMACEUTICALS -- (0.4%)
  6,500    AVI Biopharma, Inc.*                                (26,455)
 11,000    Axonyx, Inc.*                                       (53,570)
  1,600    Cell Genesys, Inc.*                                 (20,704)

NUMBER
OF SHARES                                                  VALUE +
    600    Celgene Corp.*                                     $(27,012)
    400    CYTOGEN Corp.*                                       (4,352)
  2,600    Exelixis, Inc.*                                     (18,408)
  1,300    Geron Corp.*                                        (12,961)
  2,000    Human Genome Sciences, Inc.*                        (26,500)
 31,200    Ista Pharmaceuticals, Inc.*                        (289,536)
  1,600    Immunomedics, Inc.*                                  (7,296)
  1,700    Johnson & Johnson                                   (87,822)
  2,300    Myriad Genetics, Inc.*                              (29,578)
  2,145    Neopharm, Inc.*                                     (39,296)
    700    Progenics Pharmeceuticals, Inc.*                    (13,202)
  6,600    SuperGen, Inc.*                                     (72,600)
  1,600    Zymogenetics, Inc.*                                 (24,800)
                                                          ------------
                                                              (754,092)
                                                          ------------
           Total Short Portfolio
              (Proceeds $615,761)                            $(848,466)
                                                          ------------


  *  Non-income producing security.
  +  See Note 2 to the Financial Statements.

   See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND                                  DECEMBER 31, 2003

POLICY CONSIDERATIONS: The cooperative has published several reports encouraging endowed charities to adopt a focused approach to management of that portion of their portfolios invested in bonds for disaster-hedging purposes -- an approach that limits such holdings to securities that are likely to perform satisfactorily under deflationary conditions. The TIFF Government Bond Fund is a vehicle designed specifically to meet the needs of eligible charities seeking low-cost deflation hedges. The fund's manager (Smith Breeden) employs active management techniques in an effort to generate total returns net of all costs that, over rolling 12-month time periods, approximate as closely as possible the Citigroup 10-year US Treasury Index's total return

PERFORMANCE EVALUATION: Believe it or not, the fund has performed precisely as the persons who conceived it expected that it would, outperforming its primary benchmark (Citigroup 10-year US Treasury Index) gross of fees since its inception (by an annualized margin of roughly 0.40% or 40 basis points), thus enabling it to keep within whispering distance of this benchmark net of fees (0.02% or 2 basis points deficit since inception). The very strict guidelines under which the fund manager Smith Breeden labors make it exceedingly difficult for it to outperform the benchmark by a material margin irrespective of market conditions and virtually impossible for the fund to generate positive total returns in periods when the benchmark security itself produces losses. This was the case during 4Q 2003, with the benchmark returning -1.29% and the fund slipping a whisker more net of fees (-1.35%), indicating that its holdings again outperformed the benchmark gross of fees. At present, the fund's expenses approximate 0.54% per annum, or about 0.135% per quarter.

                                                                   TOTAL RETURN*
                                                              -----------------------
                                                                 TIFF      Citigroup
                                                              Government    10-Year
                                                                 Bond     US Treasury
                                                                Fund**       Index
                                                              -----------------------
                    Calendar Year 2003                               NA           NA
                    3-Year Annualized                                NA           NA
                    5-Year Annualized                                NA           NA
                    Annualized since
                      Inception**                                    NA           NA
                    Cumulative since
                      Inception**                                 0.20%        0.22%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF GOVERNMENT BOND FUND  CITIGROUP 10-YEAR US TREASURY INDEX
3/31/2003                    $100,000                             $100,000
4/30/2003                    $100,003                             $100,001
5/31/2003                    $104,650                             $104,649
6/30/2003                    $103,457                             $103,398
7/31/2003                     $96,128                              $95,985
8/31/2003                     $97,148                              $97,160
9/30/2003                    $101,572                             $101,529
10/31/2003                    $99,070                              $99,025
11/30/2003                    $99,332                              $99,401
12/31/2003                   $100,200                             $100,220

------------

*    Total return assumes dividend reinvestment.
**   Commencement of operations was March 31, 2003.
     PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Short term performance, in particular, is not a good indication of the fund's future performance, and an investment should not be made based solely on returns. The fund is no load but incurs fees and other expenses as set forth in the prospectus.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS        DECEMBER 31, 2003

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             US TREASURY SECURITY -- 99.7%
$37,830,000  US Treasury Note+
                (Cost $37,654,002)            4.250%   11/15/13   $37,788,614
                                                                  -----------

             SHORT-TERM INVESTMENTS -- 72.1%
             REPURCHASE AGREEMENTS -- 72.1%
  2,500,000  Bear Stearns - Repurchase Agreement issued 12/29/03
                (proceeds at maturity $2,500,447)
                (Collateralized by a US Treasury Bond, 8.75%,
                due 05/15/17, with a market value
                of $2,500,080)                0.920%   01/05/04     2,500,000
     28,945  Investors Bank & Trust Company - Repurchase
                Agreement issued 12/31/03 (proceeds at maturity
                $28,945) (Collateralized by a $29,566 FNMA,
                5.267%, due 06/01/30,
                with a market value of
                $30,529)                      0.720%   01/02/04        28,945
 11,200,000  Morgan Stanley - Repurchase Agreement issued
                12/29/03 (proceeds at maturity $11,201,157)
                (Collateralized by a US Treasury Bond, 7.25%,
                due 5/15/16,
                with a market value of
                $11,346,024)                  0.930%   01/02/04    11,200,000
  1,100,000  Morgan Stanley - Repurchase Agreement issued
                12/30/03 (proceeds at maturity $1,100,084)
                (Collateralized by a US Treasury Bond, 8.00%,
                due 11/15/21,
                with a market value of
                $1,122,222)                   0.920%   01/02/04     1,100,000
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +
$12,500,000  Nomura, Inc. - Repurchase Agreement issued 12/30/03
                (proceeds at maturity $12,502,309)
                (Collateralized by a US Treasury Bond, 7.25%,
                due 5/15/16, with a market value of
                $12,738,074)                  0.950%   01/06/04   $12,500,000
                                                                  -----------
             Total Repurchase Agreements
                (Cost $27,328,945)                                 27,328,945
                                                                  -----------
             Total Short-Term Investments
                (Cost $27,328,945)                                 27,328,945
                                                                  -----------
             Total Investments -- 171.8%
                (Cost $64,982,947)                                 65,117,559
             Liabilities in Excess of Other
                Assets -- (71.8%)                                 (27,206,754)
                                                                  -----------
             NET ASSETS -- 100.0%                                 $37,910,805
                                                                  ===========

FNMA Federal National Mortgage Association
  + Security or a portion thereof is held as collateral for reverse repurchase agreements. See Appendix F of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND                                       DECEMBER 31, 2003

POLICY CONSIDERATIONS: Many organizations park funds earmarked for near-term spending in high quality, very short-term instruments. The bias in favor of high quality paper is unarguably correct, but the bias in favor of very short-term securities is suspect because the liabilities being funded are often longer-lived than the cash equivalents earmarked for their payment. Under normal circumstances, the yield curve is positively sloped, and a short-term fund that holds securities whose average duration tends to be modestly longer than the typical money market fund has the potential to produce superior returns over time. Indeed, the TIFF Short-Term Fund is structured in precisely this manner, i.e., with a benchmark duration modestly longer than the typical money market fund. For this reason, the fund is managed pursuant to guidelines that permit its manager to shorten the fund's average duration to levels commonly displayed by conventional money market funds when it expects short-term rates to rise or to lengthen it to a prudent degree if the manager thinks such a posture entails the optimal tradeoff between risk and expected return.

PERFORMANCE EVALUATION: Since inception, the fund has outperformed the Lipper Money Market Funds average by 89 basis points per annum. It has also outperformed its benchmark, the Merrill Lynch 6-month US Treasury Bill Index, net of fees (56.31% vs. 55.97%). The fund's manager deploys the fund's capital pursuant to carefully formulated limits respecting the fund's average maturity or duration. These limits have served the fund's holders well: it has experienced just two down months since its inception 115 months ago, shedding 0.03% of its value during March 2002 and 0.20% during June 2003. Importantly, the latter loss was attributable not to rising short-term interest rates but to the downgrading of an asset-backed security whose holding for much of 2003 (prior to its sale toward year-end) reduced the fund's calendar year return by roughly 0.22%. There being "no education in the second kick of a mule," the fund's holdings have been adjusted temporarily to reduce materially the risks of future credit-related losses and corresponding permanent guideline changes will soon be proposed to members. These changes are expected to reduce the fund's returns, but its distinctive approach to duration management relative to conventional money market funds coupled with its competitive fees (current expense ratio of 0.35% vs. Lipper average of 0.88%) and ease of use make the fund an attractive solution to eligible charities' short-term investment needs.

                                                                  TOTAL RETURN*
                                                              ---------------------
                                                                 TIFF        ML
                                                              Short-Term   6-Month
                                                                Fund**    US T-bill
                                                              ---------------------
                    Calendar Year 2003                            0.88%      1.29%
                    3-Year Annualized                             2.74%      2.89%
                    5-Year Annualized                             3.99%      3.95%
                    Annualized since Inception**                  4.77%      4.74%
                    Cumulative since Inception**                 56.31%     55.97%

                         GROWTH OF A $50,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF SHORT-TERM FUND  MERRILL LYNCH 6-MONTH US TREASURY BILL INDEX
5/31/94                  $50,000                                       $50,000
6/30/94                  $50,177                                       $50,222
7/31/94                  $50,459                                       $50,434
8/31/94                  $50,706                                       $50,631
9/30/94                  $50,850                                       $50,773
10/31/94                 $51,169                                       $51,003
11/30/94                 $51,295                                       $51,154
12/31/94                 $51,525                                       $51,374
1/31/95                  $51,842                                       $51,709
2/28/95                  $52,184                                       $52,012
3/31/95                  $52,396                                       $52,276
4/30/95                  $52,699                                       $52,553
5/31/95                  $53,063                                       $52,871
6/30/95                  $53,326                                       $53,149
7/31/95                  $53,585                                       $53,419
8/31/95                  $53,838                                       $53,679
9/30/95                  $54,143                                       $53,905
10/31/95                 $54,295                                       $54,169
11/30/95                 $54,555                                       $54,433
12/31/95                 $54,839                                       $54,735
1/31/96                  $55,155                                       $55,006
2/29/96                  $55,301                                       $55,202
3/31/96                  $55,448                                       $55,390
4/30/96                  $55,617                                       $55,614
5/31/96                  $55,847                                       $55,842
6/30/96                  $56,129                                       $56,079
7/31/96                  $56,341                                       $56,328
8/31/96                  $56,651                                       $56,577
9/30/96                  $56,913                                       $56,872
10/31/96                 $57,240                                       $57,145
11/30/96                 $57,511                                       $57,397
12/31/96                 $57,733                                       $57,641
1/31/97                  $57,999                                       $57,891
2/28/97                  $58,268                                       $58,159
3/31/97                  $58,443                                       $58,385
4/30/97                  $58,637                                       $58,661
5/31/97                  $58,979                                       $58,980
6/30/97                  $59,257                                       $59,265
7/31/97                  $59,591                                       $59,538
8/31/97                  $59,814                                       $59,779
9/30/97                  $60,087                                       $60,084
10/31/97                 $60,368                                       $60,357
11/30/97                 $60,581                                       $60,576
12/31/97                 $60,799                                       $60,854
1/31/98                  $61,266                                       $61,166
2/28/98                  $61,490                                       $61,395
3/31/98                  $61,756                                       $61,697
4/30/98                  $62,041                                       $61,966
5/31/98                  $62,322                                       $62,240
6/30/98                  $62,611                                       $62,539
7/31/98                  $62,877                                       $62,837
8/31/98                  $63,225                                       $63,160
9/30/98                  $63,567                                       $63,539
10/31/98                 $63,776                                       $63,807
11/30/98                 $63,986                                       $63,978
12/31/98                 $64,262                                       $64,248
1/31/99                  $64,602                                       $64,494
2/28/99                  $64,798                                       $64,668
3/31/99                  $65,138                                       $64,963
4/30/99                  $65,405                                       $65,182
5/31/99                  $65,623                                       $65,406
6/30/99                  $65,899                                       $65,643
7/31/99                  $66,119                                       $65,931
8/31/99                  $66,345                                       $66,127
9/30/99                  $66,634                                       $66,453
10/31/99                 $66,941                                       $66,701
11/30/99                 $67,190                                       $66,927
12/31/99                 $67,433                                       $67,226
1/31/2000                $67,784                                       $67,514
2/29/2000                $68,077                                       $67,846
3/31/2000                $68,338                                       $68,190
4/30/2000                $68,730                                       $68,512
5/31/2000                $69,008                                       $68,881
6/30/2000                $69,422                                       $69,275
7/31/2000                $69,856                                       $69,615
8/31/2000                $70,291                                       $69,994
9/30/2000                $70,723                                       $70,370
10/31/2000               $71,086                                       $70,747
11/30/2000               $71,536                                       $71,156
12/31/2000               $72,058                                       $71,606
1/31/2001                $72,630                                       $72,195
2/28/2001                $72,953                                       $72,493
3/31/2001                $73,287                                       $72,903
4/30/2001                $73,604                                       $73,203
5/31/2001                $73,996                                       $73,553
6/30/2001                $74,145                                       $73,745
7/31/2001                $74,475                                       $74,036
8/31/2001                $74,855                                       $74,299
9/30/2001                $75,270                                       $74,770
10/31/2001               $75,548                                       $75,037
11/30/2001               $75,689                                       $75,227
12/31/2001               $75,867                                       $75,334
1/31/2002                $75,867                                       $75,447
2/28/2002                $76,064                                       $75,584
3/31/2002                $76,044                                       $75,672
4/30/2002                $76,330                                       $75,885
5/31/2002                $76,439                                       $76,038
6/30/2002                $76,577                                       $76,208
7/31/2002                $76,828                                       $76,348
8/31/2002                $76,982                                       $76,461
9/30/2002                $77,151                                       $76,625
10/31/2002               $77,187                                       $76,745
11/30/2002               $77,267                                       $76,882
12/31/2002               $77,471                                       $76,996
1/31/2003                $77,581                                       $77,085
2/28/2003                $77,645                                       $77,153
3/31/2003                $77,721                                       $77,258
4/30/2003                $77,804                                       $77,323
5/31/2003                $77,981                                       $77,416
6/30/2003                $77,822                                       $77,529
7/31/2003                $77,834                                       $77,577
8/31/2003                $77,892                                       $77,649
9/30/2003                $77,951                                       $77,740
10/31/2003               $78,023                                       $77,810
11/30/2003               $78,088                                       $77,877
12/31/2003               $78,155                                       $77,985

------------

*    Total return assumes dividend reinvestment.
**   Commencement of operations was May 31, 1994.
     PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund is no load but incurs fees and other expenses as set forth in the prospectus.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS             DECEMBER 31, 2003

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             US TREASURY SECURITIES -- 97.9%
$15,000,000  US Treasury Note                 2.250%   07/31/04    $15,103,710
 20,000,000  US Treasury Note                 2.875%   06/30/04     20,182,820
 15,000,000  US Treasury Note                 3.000%   02/29/04     15,048,045
 25,000,000  US Treasury Note                 3.250%   05/31/04     25,229,500
 25,000,000  US Treasury Note                 3.375%   04/30/04     25,197,275
 25,000,000  US Treasury Note                 3.625%   03/31/04     25,162,100
                                                                  ------------
             Total US Treasury Securities
                (Cost $125,908,542)                                125,923,450
                                                                  ------------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             SHORT-TERM INVESTMENT -- 0.8%

             TIME DEPOSIT -- 0.8%
  1,033,000  Investors Bank & Trust Company
                (Cost $1,033,000)             0.500%   01/02/04      1,033,000
                                                                  ------------
             Total Investments -- 98.7%
                (Cost $126,941,542)                                126,956,450
             Other Assets in Excess of
                Liabilities -- 1.3%                                  1,703,919
                                                                  ------------
             NET ASSETS -- 100.0%                                 $128,660,369
                                                                  ============

  +  See Note 2 to the Financial Statements.

   See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2003

                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND       FUND
ASSETS
Investments in securities, at value
  (a)(b)                             $441,352,691  $168,484,649   $226,783,437
Cash                                   1,000,000        326,400             52
Foreign currency (c)                      63,645        309,979             --
Receivables for:
  Securities sold                        671,171        581,479     13,748,168
  Dividends and tax reclaims             384,644        190,114        184,921
  Interest                               686,158            229            163
  Variation margin on financial
    futures contracts                      4,229         27,021        649,985
Prepaid expenses                          16,893         16,188         11,606
Unrealized appreciation on forward
  currency contracts (f)                  25,357        207,153             --
Deposit with broker for short sales           --             --        888,526
                                     -----------------------------------------
Total Assets                         444,204,788    170,143,212    242,266,858
                                     -----------------------------------------

LIABILITIES
Payable for:
  Capital stock repurchased                   --             --      8,650,042
  Securities purchased                 1,707,683        730,956             --
  Market value of securities sold
    short (d)                                 --             --        848,466
  Reverse repurchase agreements
    (Note 5)                          19,680,000             --             --
  Dividends from net investment
    income                                23,950         76,708        171,269
Unrealized depreciation of forward
  currency contracts (f)                 231,018        259,138             --
Accrued expenses and other
  liabilities                            400,398        469,514         98,955
                                     -----------------------------------------
Total Liabilities                     22,043,049      1,536,316      9,768,732
                                     -----------------------------------------

NET ASSETS                           $422,161,739  $168,606,896   $232,498,126
                                     =========================================

SHARES OUTSTANDING (G)                32,007,567     15,101,634     17,956,389
                                     =========================================

NET ASSET VALUE PER SHARE            $     13.19   $      11.16   $      12.95
                                     =========================================

COMPONENTS OF NET ASSETS:
  Capital stock (e)                  $368,763,683  $163,161,318   $217,923,660
  Undistributed (distribution in
    excess of) net investment
    income                            (4,302,305)      (263,338)       332,228
  Accumulated net realized loss on
    investments                      (18,956,660)   (28,756,983)   (27,332,590)
  Net unrealized appreciation on
    investments, short sales,
    financial futures contracts,
    forward currency contracts, and
    translation of assets and
    liabilities denominated in
    foreign currency                  76,657,021     34,465,899     41,574,828
                                     -----------------------------------------
                                     $422,161,739  $168,606,896   $232,498,126
                                     =========================================
------------------------------------------------------------------------------
(a) Cost of investments              $364,725,137  $134,623,418   $185,442,166
(b) Investments in repurchase
  agreements                         $20,421,458   $ 11,043,025   $  8,134,134
(c) Cost of foreign currency         $    65,100   $    296,295             --
(d) Proceeds                                  --             --   $    615,761
(e) Includes accumulated entry/exit
  fees of                            $ 5,638,191   $  2,982,365   $  1,288,864

(f) Appendix B of the Notes to Financials details each funds' open forward currency contracts at December 31, 2003.
(g)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2003

                                             TIFF          TIFF
                                          GOVERNMENT    SHORT-TERM
                                           BOND FUND       FUND
ASSETS
Investments in securities, at value
  (a)(b)                                  $65,117,559  $126,956,450
Cash                                              --      2,410,730
Receivables for:
  Capital stock sold                              --         45,642
  Securities sold                                 --        220,610
  Interest                                   212,834        746,631
Prepaid expenses                               2,172          7,102
                                          -------------------------
Total Assets                              65,332,565    130,387,165
                                          -------------------------

LIABILITIES
Payable for:
  Securities purchased                            --      1,621,521
  Reverse repurchase agreements (Note 5)  27,337,016             --
  Dividends from net investment income        36,350         22,677
Accrued expenses and other liabilities        48,394         82,598
                                          -------------------------
Total Liabilities                         27,421,760      1,726,796
                                          -------------------------

NET ASSETS                                $37,910,805  $128,660,369
                                          =========================

SHARES OUTSTANDING (c)                     3,901,898     13,092,922
                                          =========================

NET ASSET VALUE PER SHARE                 $     9.72   $       9.83
                                          =========================

COMPONENTS OF NET ASSETS:
  Capital stock                           $38,645,045  $131,376,303
  Undistributed (distribution in excess
    of) net investment income                (13,327)        60,635
  Accumulated net realized loss on
    investments                             (855,525)    (2,791,477)
  Net unrealized appreciation on
    investments                              134,612         14,908
                                          -------------------------
                                          $37,910,805  $128,660,369
                                          =========================
-------------------------------------------------------------------
(a) Cost of investments                   $64,982,947  $126,941,542
(b) Investments in repurchase agreements  $27,328,945            --

(c)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS                 FOR THE YEAR ENDED DECEMBER 31, 2003

                                        TIFF          TIFF          TIFF
                                     MULTI-ASSET  INTERNATIONAL   US EQUITY
                                        FUND       EQUITY FUND      FUND
INVESTMENT INCOME
Interest                             $2,929,506    $    32,388   $    64,593
Dividends (a)                         4,221,685      3,499,245     2,027,135
                                     ---------------------------------------
Total Investment Income               7,151,191      3,531,633     2,091,728
                                     ---------------------------------------
OPERATING EXPENSES
Investment advisory fees                618,181        204,808       303,915
Money manager fees                      664,345        844,049       919,822
Custodian and accounting fees           429,815        338,819       236,001
Administration fees                     147,256         65,788        97,659
Shareholder recordkeeping fees           20,841         12,597        17,938
Professional fees                       191,329         91,609        89,833
Operations monitoring agent fee          27,963         11,664        17,274
Insurance expense                        16,793          9,298        13,473
Registration and filing fees             16,403          7,692         9,085
Miscellaneous fees and expenses          18,209         12,854         8,418
                                     ---------------------------------------
  Total Operating Expenses            2,151,135      1,599,178     1,713,418
  Interest expense (Note 5)              99,333             --            --
                                     ---------------------------------------
  Net Operating Expenses              2,250,468      1,599,178     1,713,418
                                     ---------------------------------------
Net Investment Income                 4,900,723      1,932,455       378,310
                                     ---------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments (b)                     3,098,128     (4,582,875)   (2,856,655)
  Short sales                                --             --    (2,079,027)
  Financial futures contracts         3,985,859      3,480,249     3,317,406
  Forward currency contracts and
    foreign currency-related
    transactions                         65,344        606,875            --
                                     ---------------------------------------
Net realized gain (loss)              7,149,331       (495,751)   (1,618,276)
                                     ---------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                        64,144,703     48,279,576    64,419,576
  Short sales                                --             --      (494,367)
  Financial futures contracts           196,471        446,299       792,499
  Forward currency contracts and
    other assets and liabilities
    and foreign currency-related
    transactions                       (300,666)       (84,236)           --
                                     ---------------------------------------
Net change in unrealized
  appreciation                       64,040,508     48,641,639    64,717,708
                                     ---------------------------------------
Net realized and unrealized gain     71,189,839     48,145,888    63,099,432
                                     ---------------------------------------
Net increase in net assets
  resulting from operations          $76,090,562   $50,078,343   $63,477,742
                                     =======================================
----------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes of                           $  252,882    $   399,582   $     2,245
(b) Net of foreign withholding
  taxes on capital gains of          $  161,938    $   277,583            --

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS                 FOR THE YEAR ENDED DECEMBER 31, 2003

                                             TIFF
                                          GOVERNMENT     TIFF
                                             BOND     SHORT-TERM
                                           FUND (A)      FUND
INVESTMENT INCOME
Interest                                  $1,602,834  $ 3,823,715
                                          -----------------------
Total Investment Income                   1,602,834     3,823,715
                                          -----------------------
OPERATING EXPENSES
Investment advisory fees                     16,315        54,431
Money manager fees                           43,437       322,220
Custodian and accounting fees                26,764        73,388
Administration fees                          15,534        91,313
Shareholder recordkeeping fees                4,757        25,770
Professional fees                            41,574       100,336
Operations monitoring agent fee               2,953        11,667
Insurance expense                             1,686        11,371
Registration and filing fees                  1,070        12,458
Amortization of organizational costs         10,382            --
Miscellaneous fees and expenses               6,112         9,519
                                          -----------------------
  Total Operating Expenses                  170,584       712,473
  Fee waivers/reimbursements (Note 3)       (19,246)      (77,444)
  Interest expense (Note 5)                 170,526            --
                                          -----------------------
  Net Operating Expenses                    321,864       635,029
                                          -----------------------
Net Investment Income                     1,280,970     3,188,686
                                          -----------------------
NET REALIZED LOSS ON:
  Investments                              (855,525)   (1,571,784)
                                          -----------------------
Net realized loss                          (855,525)   (1,571,784)
                                          -----------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments                               134,612        (5,624)
                                          -----------------------
Net change in unrealized appreciation
  (depreciation)                            134,612        (5,624)
                                          -----------------------
Net realized and unrealized loss           (720,913)   (1,577,408)
                                          -----------------------
Net increase in net assets resulting
  from operations                         $ 560,057   $ 1,611,278
                                          =======================
-----------------------------------------------------------------

(a)  Period from March 31, 2003 (commencement of operations)

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                           TIFF                 TIFF INTERNATIONAL
                                     MULTI-ASSET FUND              EQUITY FUND
                                --------------------------  --------------------------
                                    Year          Year          Year          Year
                                   Ended         Ended         Ended         Ended
                                 12/31/2003    12/31/2002    12/31/2003    12/31/2002
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income           $  4,900,723  $  3,192,955  $  1,932,455  $    910,926
Net realized gain (loss) on
  investments, financial
  futures contracts, forward
  currency contracts, and
  foreign currency-related
  transactions                     7,149,331   (12,750,638)     (495,751)   (6,228,590)
Net change in unrealized
  appreciation (depreciation)
  on investments, financial
  futures contracts, forward
  currency contracts, and
  translation of other assets
  and liabilities denominated
  in foreign currencies           64,040,508    (5,682,061)   48,641,639   (10,664,960)
                                ------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                      76,090,562   (15,239,744)   50,078,343   (15,982,624)
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income        (6,324,253)   (4,848,006)   (2,246,951)     (771,706)
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions    (6,324,253)   (4,848,006)   (2,246,951)     (771,706)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)           101,859,694    62,182,344    (2,442,996)   (2,422,824)
                                ------------------------------------------------------
Total increase (decrease) in
  net assets                     171,626,003    42,094,594    45,388,396   (19,177,154)

NET ASSETS
Beginning of year                250,535,736   208,441,142   123,218,500   142,395,654
                                ------------------------------------------------------
End of year                     $422,161,739  $250,535,736  $168,606,896  $123,218,500
                                ======================================================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME             $ (4,302,305) $ (2,900,445) $   (263,338) $   (360,848)
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                              TIFF US            TIFF GOVERNMENT
                                            EQUITY FUND             BOND FUND
                                     --------------------------  ---------------
                                         Year          Year        Period from
                                        Ended         Ended       3/31/2003 to
                                      12/31/2003    12/31/2002     12/31/2003
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income                $    378,310  $      6,275    $ 1,280,970
Net realized loss on investments,
  short sales, and financial
  futures contracts                    (1,618,276)  (15,665,288)      (855,525)
Net change in unrealized
  appreciation (depreciation) on
  investments, short sales, and
  financial futures contracts          64,717,708   (28,456,134)       134,612
                                     -------------------------------------------
Net increase (decrease) in net
  assets resulting from operations     63,477,742   (44,115,147)       560,057
                                     -------------------------------------------

DISTRIBUTIONS
From net investment income               (367,023)           --     (1,304,679)
                                     -------------------------------------------
Decrease in net assets resulting
  from distributions                     (367,023)           --     (1,304,679)
                                     -------------------------------------------

CAPITAL SHARE TRANSACTIONS, NET
  (SEE APPENDIX D)                     (5,089,541)    1,014,460     38,655,427
                                     -------------------------------------------
Total increase (decrease) in net
  assets                               58,021,178   (43,100,687)    37,910,805

NET ASSETS
Beginning of year                     174,476,948   217,577,635             --
                                     -------------------------------------------
End of year                          $232,498,126  $174,476,948    $37,910,805
                                     ===========================================

UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT INCOME   $    332,228  $    330,890    $   (13,327)
--------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                                     TIFF
                                               SHORT-TERM FUND
                                          --------------------------
                                              Year          Year
                                             Ended         Ended
                                           12/31/2003    12/31/2002
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                     $  3,188,686  $  3,495,677
Net realized loss on investments            (1,571,784)      (17,251)
Net change in unrealized depreciation on
  investments                                   (5,624)     (269,639)
                                          --------------------------
Net increase in net assets resulting
  from operations                            1,611,278     3,208,787
                                          --------------------------

DISTRIBUTIONS
From net investment income                  (4,146,040)   (3,611,692)
Return of capital                                   --      (254,639)
                                          --------------------------
Decrease in net assets resulting from
  distributions                             (4,146,040)   (3,866,331)
                                          --------------------------

CAPITAL SHARE TRANSACTIONS, NET (SEE
  APPENDIX D)                              (40,013,433)   77,984,208
                                          --------------------------
Total increase (decrease) in net assets    (42,548,195)   77,326,664

NET ASSETS
Beginning of year                          171,208,564    93,881,900
                                          --------------------------
End of year                               $128,660,369  $171,208,564
                                          ==========================

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
  OF) NET INVESTMENT INCOME               $     60,635  $    (12,627)
--------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CASH FLOWS           FOR THE PERIOD ENDED DECEMBER 31, 2003 (A)

                                                        TIFF
                                                     GOVERNMENT
                                                      BOND FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from
  operations                                        $     560,057
Adjustments to reconcile net increase in net
  assets resulting from
  operations to net cash used for operating
  activities:
  Investments purchased                              (177,026,610)
  Investments sold                                    138,508,367
  Purchase of short term investments, net             (27,328,945)
  Amortization of discount and premium, net                 8,716
  Increase in interest receivable                        (212,834)
  Increase in accrued expenses and other
    liabilities                                            46,222
  Net change in unrealized depreciation on
    investments                                          (134,612)
  Net realized loss from investments                      855,525
                                                    -------------

Net cash used for operating activities                (64,724,114)
                                                    -------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Proceeds from shares sold                              55,584,428
Shares redeemed                                       (17,953,697)
Cash distributions paid                                  (243,633)
Increase in payable for reverse repurchase
  agreements                                           27,337,016
                                                    -------------

Net cash provided by financing activities              64,724,114
                                                    -------------

NET INCREASE IN CASH                                            0
Cash at beginning of period                                     0
                                                    -------------
Cash at end of period                               $           0
                                                    =============
-----------------------------------------------------------------

(a)  Period from March 31, 2003 (commencement of operations) through
     December 31, 2003.
Note: Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $1,024,696.

This Statement of Cash Flows has been included as required by Financial Accounting Standard (FAS) 95. The TIFF Multi-Asset, International Equity, US Equity, and Short-Term Funds are not required to present a Statement of Cash Flows pursuant to an exemption provided by FAS 102.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 10.61   $ 11.59   $ 12.18   $ 13.41   $  11.42
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.21      0.20      0.17      0.23       0.22
Net realized and
  unrealized gain (loss)
  on investments*             2.57     (0.96)    (0.59)     0.04       2.30
                           ------------------------------------------------
Total from investment
  operations                  2.78     (0.76)    (0.42)     0.27       2.52
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.22)    (0.24)    (0.17)    (0.28)     (0.50)
Net realized gains              --        --     (0.01)    (1.24)     (0.07)
                           ------------------------------------------------
Total distributions          (0.22)    (0.24)    (0.18)    (1.52)     (0.57)
                           ------------------------------------------------
Entry/exit fee per share
  (Note 6)                    0.02      0.02      0.01      0.02       0.04
                           ------------------------------------------------
Net asset value, end of
  year                     $ 13.19   $ 10.61   $ 11.59   $ 12.18   $  13.41
                           ================================================
TOTAL RETURN (a)            26.65%    (6.33%)   (3.34%)    2.39%     22.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $422,162  $250,536  $208,441  $215,035  $238,644
Ratio of expenses to
  average net assets,
  exclusive of interest
  expense                    0.70%     0.76%     0.97%     0.94%      0.57%
Ratio of expenses to
  average net assets,
  inclusive of interest
  expense                    0.73%        --        --        --         --
Ratio of net investment
  income to average net
  assets                     1.59%     1.44%     1.42%     1.67%      2.20%
Portfolio turnover         116.53%   128.81%   139.64%   156.15%    154.49%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
*    Includes foreign currency-related transactions.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $  8.02   $  9.09   $ 11.25   $ 13.58   $  11.17
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.16      0.06      0.07      0.12       0.13
Net realized and
  unrealized gain (loss)
  on investments*             3.13     (1.08)    (2.05)    (1.74)      3.93
                           ------------------------------------------------
Total from investment
  operations                  3.29     (1.02)    (1.98)    (1.62)      4.06
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.15)    (0.05)    (0.03)    (0.08)     (0.13)
Net realized gains              --        --     (0.12)    (0.65)     (1.54)
Return of capital               --        --     (0.04)       --         --
                           ------------------------------------------------
Total distributions          (0.15)    (0.05)    (0.19)    (0.73)     (1.67)
                           ------------------------------------------------
Entry/exit fee per share
  (Note 6)                      --#       --#     0.01      0.02       0.02
                           ------------------------------------------------
Net asset value, end of
  year                     $ 11.16   $  8.02   $  9.09   $ 11.25   $  13.58
                           ================================================
TOTAL RETURN (a)            41.33%   (11.24%)  (17.49%)  (11.66%)    37.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $168,607  $123,219  $142,396  $181,110  $246,429
Ratio of expenses to
  average net assets         1.17%     1.38%     1.40%     1.16%      1.00%
Ratio of net investment
  income to average net
  assets                     1.41%     0.67%     0.68%     0.99%      1.32%
Portfolio turnover          48.98%    48.07%    54.96%    62.04%     28.33%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
*    Includes foreign currency-related transactions.
#    Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $  9.59   $ 12.08   $ 12.96   $ 15.78   $  15.62
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.02        --#     0.01      0.12       0.09
Net realized and
  unrealized gain (loss)
  on investments              3.36     (2.49)    (0.85)    (0.61)      2.70
                           ------------------------------------------------
Total from investment
  operations                  3.38     (2.49)    (0.84)    (0.49)      2.79
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.02)       --     (0.03)    (0.10)     (0.43)
Net realized gains              --        --        --     (2.24)     (2.21)
Return of capital               --        --     (0.01)       --         --
                           ------------------------------------------------
Total distributions          (0.02)       --     (0.04)    (2.34)     (2.64)
                           ------------------------------------------------
Entry/exit fee per share
  (Note 6)                      --#       --#       --#     0.01       0.01
                           ------------------------------------------------
Net asset value, end of
  year                     $ 12.95   $  9.59   $ 12.08   $ 12.96   $  15.78
                           ================================================
TOTAL RETURN (a)            35.24%   (20.61%)   (6.51%)   (2.67%)    18.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $232,498  $174,477  $217,578  $242,806  $280,853
Ratio of expenses to
  average net assets         0.85%     1.22%     1.28%     0.79%      0.67%
Ratio of net investment
  income to average net
  assets                     0.19%        --#    0.07%     0.82%      0.68%
Portfolio turnover          60.32%    60.45%   103.40%    88.20%     73.59%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
  #  Rounds to less than 0.01% or $0.01 as applicable.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND -- FINANCIAL HIGHLIGHTS

                                                     Period
                                                      Ended
                                                    12/31/03+
For a share outstanding throughout each period
Net asset value, beginning of period                $  10.00
                                                    ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.29
Net realized and unrealized (loss) on investments      (0.27)
                                                    ---------
Total from investment operations                        0.02
                                                    ---------
LESS DISTRIBUTIONS FROM
Net investment income                                  (0.30)
                                                    ---------
Net asset value, end of period                      $   9.72
                                                    =========
TOTAL RETURN (a)                                       0.20%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $ 37,911
Ratio of expenses to average net assets, exclusive
  of interest expense                                  0.46%(b)
Ratio of expenses to average net assets, inclusive
  of interest expense                                  0.99%(b)
Ratio of expenses to average net assets before
  expense waivers, inclusive of interest expense       1.05%(b)
Ratio of net investment income to average net
  assets                                               3.93%(b)
Portfolio turnover                                   322.22%(c)

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
+    Fund commenced operations on March 31, 2003.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $  9.97   $ 10.02   $ 10.00   $  9.94   $   9.97
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.16      0.24      0.47      0.60       0.52
Net realized and
  unrealized gain (loss)
  on investments             (0.07)    (0.03)     0.04      0.06      (0.03)
                           ------------------------------------------------
Total from investment
  operations                  0.09      0.21      0.51      0.66       0.49
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.23)    (0.24)    (0.47)    (0.60)     (0.52)
Net realized gains              --        --     (0.02)       --         --
Return of capital               --     (0.02)    (0.00)#      --         --
                           ------------------------------------------------
Total distributions          (0.23)    (0.26)    (0.49)    (0.60)     (0.52)
                           ------------------------------------------------
                           ------------------------------------------------
Net asset value, end of
  year                     $  9.83   $  9.97   $ 10.02   $ 10.00   $   9.94
                           ================================================
TOTAL RETURN (a)             0.88%     2.11%     5.29%     6.86%      4.93%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $128,660  $171,209  $93,882   $76,835   $ 89,756
Ratio of expenses to
  average net assets         0.35%     0.35%     0.35%     0.35%      0.35%
Ratio of expenses to
  average net assets
  before expense waivers     0.39%     0.38%     0.40%     0.43%      0.45%
Ratio of net investment
  income to average net
  assets                     1.76%     2.30%     4.75%     6.07%      5.14%
Portfolio turnover         288.22%    87.15%   145.69%   267.48%     38.80%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
#    Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003
1.  ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF US Equity Fund ("US Equity"), TIFF Government Bond Fund ("Government Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------------------------------
  FUND                                                INVESTMENT OBJECTIVES
  ------------------------------------------------------------------------------------------------------
  Multi-Asset                                         Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
                                                      inflation.

  International Equity                                Attain appreciation of principal that at least
                                                      offsets inflation.

  US Equity                                           Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
                                                      inflation.

  Government Bond                                     Attain as high a rate of current income as is
                                                      consistent with mantaining liquidity and to
                                                      provide a hedge against deflation-induced declines
                                                      in common stock prices and dividend streams.

  Short-Term                                          Attain as high a rate of current income as is
                                                      consistent with ensuring that the fund's interest
                                                      rate risk does not exceed that of a portfolio
                                                      invested exclusively in six-month US Treasury
                                                      securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open future and option sales contracts). Forward foreign currency exchange contracts are valued at the estimated current cost of covering or offsetting the contracts. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds' calculation of the net asset value unless the funds' valuation committee believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in privately offered commingled investment vehicles ("CIVs") formed for the purpose of earning returns from alternative investment strategies. CIV interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the CIV only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in CIVs at "fair value." In accordance with these procedures, fair value of CIV interests ordinarily is based on the "estimated" value of the CIV, as provided to the fund by the management of the CIV. Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the CIV if the fund's interest in the CIV were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable. In the unlikely event that the CIV does not provide a value to the fund on a timely basis, the fund would determine the fair value of that CIV based on the most recent estimated value provided by the management of the CIV, as well as any other relevant information reasonably available at the time the fund values its portfolio. The fair values of the CIVs are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003
the recorded fair value and the value that would be received in a sale could be significant. At December 31, 2003, the aggregate amount of securities fair valued, including the CIVs referenced above, were as follows:

  ----------------------------------------------------------------------
  FUND                                        AMOUNT     % OF NET ASSETS
  ----------------------------------------------------------------------
  Multi-Asset                               $87,409,610         20.71%
  International Equity                        9,444,900          5.60%
  US Equity                                  33,034,157         14.21%

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

INCOME TAXES

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

EXPENSES

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

DIVIDENDS TO MEMBERS

It is the policy of all funds to declare dividends according to the following schedule:

  ---------------------------------------------------------------------------
                                            DIVIDENDS FROM NET  CAPITAL GAINS
  FUND                                      INVESTMENT INCOME   DISTRIBUTIONS
  ---------------------------------------------------------------------------
  Multi-Asset                                   Semi-annually     Annually
  International Equity                          Semi-annually     Annually
  US Equity                                         Quarterly     Annually
  Government Bond                                     Monthly     Annually
  Short-Term                                          Monthly     Annually

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

During the year ended December 31, 2003, the funds reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to realized foreign currency gains (losses), investments in passive foreign investment companies, and investments in investment partnerships. At
December 31, 2003, the components of distributable earnings on a tax basis detailed below differ from the amounts reflected in the

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003
Statement of Assets and Liabilities by temporary book/tax differences largely arising from wash sales, post October losses, partnership income, passive foreign investment companies, and financial futures transactions.

  ----------------------------------------------------------------------------------------
                                                        UNDISTRIBUTED
                                       UNDISTRIBUTED      LONG-TERM
                                         ORDINARY     GAIN/(CAPITAL LOSS     UNREALIZED
                                          INCOME          CARRYOVER)      APPRECIATION (F)
  ----------------------------------------------------------------------------------------
  Multi-Asset                           $2,242,863       $ (8,456,891)(a)   $59,612,084
  International Equity                     955,888        (28,355,074)(b)    32,844,763
  US Equity                                     --        (26,993,332)(c)    41,576,637
  Government Bond                               --           (855,045)(d)       134,132
  Short-Term                                60,635         (1,516,883)(e)        14,828

-------------

(a)  Represents capital loss carryover of $8,456,891 which will expire
     December 31, 2010. During the year ended December 31, 2003, the Multi-Asset Fund utilized $7,215,308 of capital loss carryover.
(b) Represents capital loss carryovers of $14,144,587, $12,165,331, and $2,045,156 which will expire December 31, 2009, December 31, 2010, and December 31, 2011, respectively.
(c) Represents capital loss carryovers of $7,127,239, $9,163,626, and $10,702,467 which will expire December 31, 2009, December 31, 2010, and December 31, 2011, respectively.
(d)  Represents capital loss carryover of $855,045 which will expire
     December 31, 2011.
(e)  Represents capital loss carryover of $1,516,883 which will expire
     December 31, 2011.
(f) Includes unrealized appreciation on investments, short sales, derivatives, and foreign currency-denominated assets and liabilities, if any.

Foreign exchange losses and realized capital losses incurred after October 31, 2003, but before December 31, 2003, are deemed to arise on the first business day of the following year. Accordingly, the Short-Term Fund incurred and elected to defer net realized capital losses of approximately $1,274,514.

The amount and character of tax distributions paid during the year ended December 31, 2003, are detailed below. Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. There were no long-term capital gain or return of capital distributions during the year ended December 31, 2003.

  -------------------------------------------------------------------
                                                      ORDINARY INCOME
  -------------------------------------------------------------------
  Multi-Asset                                           $6,324,253
  International Equity                                   2,246,951
  US Equity                                                367,023
  Government Bond                                        1,304,679
  Short-Term                                             4,146,040

FOREIGN CURRENCY TRANSLATION

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

FORWARD CURRENCY CONTRACTS

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003
a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at December 31, 2003.

FINANCIAL FUTURES CONTRACTS

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Appendix C of the Notes to Financial Statements details each fund's open futures contracts at December 31, 2003.

SHORT SELLING

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

OPTIONS

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

NET ASSET VALUE

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  INVESTMENT ADVISORY AGREEMENT AND MONEY MANAGER AGREEMENTS

TIP's board of directors has approved investment advisory agreements with TIFF Advisory Services ("TAS"). Each fund pays TAS a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

  ----------------------------------------------------------------------------------
                             MULTI-  INTERNATIONAL      US      GOVERNMENT   SHORT-
  ASSETS                     ASSET      EQUITY        EQUITY       BOND       TERM
  ----------------------------------------------------------------------------------
  On the first $500 million  0.20%         0.15%       0.15%        0.05%     0.03%
  On the next $500 million   0.18%         0.13%       0.13%        0.05%     0.03%
  On the next $500 million   0.15%         0.11%       0.11%        0.04%     0.02%
  On the next $500 million   0.13%         0.09%       0.09%        0.04%     0.02%
  On the next $500 million   0.11%         0.07%       0.07%        0.03%     0.01%
  On the remainder (> $2.5
    billion)                 0.09%         0.05%       0.05%        0.03%     0.01%

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the year ended December 31, 2003. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

During the first three months of the Government Bond Fund's operations, fees of $9,263 were voluntarily waived by the investment advisor, the money manager and the custodian, capping the operating expenses at 0.40% for the period. From July 1, 2003, through December 31, 2003, the Government Bond Fund's investment advisor voluntarily waived $9,983.

During the year ended December 31, 2003, the Short-Term Fund received fee waivers of $77,444 from the fund's investment advisor and money manager. The fee waiver for the Short-Term Fund, which is voluntary, is designed to cap the total annual operating expenses of the fund at 0.35%.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

Pursuant to an Operations Monitoring Agent Agreement effective August 15, 2003, EOS Fund Services LLC ("EOS"), two employees of which serve as officers of TIP, earns a fee for providing operations monitoring services to TIP as well as to other investment vehicles offered by TIP's investment advisor according to the following schedule: 0.02% of the first $3.5 billion of the aggregated average daily net assets of TIP and the other vehicles, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion, and 0.005% on assets over $10 billion. Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital," a wholly owned subsidiary of Investors Financial Services Co.) earns a fee for providing fund administration services to TIP according to the following schedule: 0.05% of the first $300 million of the average daily net assets of TIP, 0.03% thereafter up to $3 billion, and 0.025% on assets over $3 billion. Investors Bank & Trust Company ("IBT," a wholly owned subsidiary of Investors Financial Services Co.) serves as TIP's custodian and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of TIP and on transactions entered into by TIP during the period. Fees for such services paid to Investors Capital and IBT by TIP are reflected as administration fees, custodian and accounting fees, and shareholder recordkeeping fees in the Statement of Operations.

Pursuant to TIP's exemptive order obtained from the Securities and Exchange Commission, shareholder approval of money manager agreements and material changes to such agreements is not required.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003

4.  INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended December 31, 2003, were as follows:

                          NON-US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $210,482,206  $133,768,042
  International Equity                        63,022,495    67,922,086
  US Equity                                  115,252,527   127,266,974
  Short-Term                                 154,007,383   260,445,382

                            US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $215,668,423  $213,038,405
  Government Bond                            177,026,610   138,508,365
  Short-Term                                 319,570,679   253,324,604

For federal income tax purposes, the cost of securities owned at December 31, 2003, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at December 31, 2003, for each fund are as follows:

  -----------------------------------------------------------------------------------------
                                     GROSS         GROSS      NET UNREALIZED
  FUND                            APPRECIATION  DEPRECIATION   APPRECIATION       COST
  -----------------------------------------------------------------------------------------
  Multi-Asset                     $61,139,738   $(1,624,613)   $59,515,125    $381,837,566
  International Equity             37,722,852    (5,362,340)    32,360,512     136,124,137
  US Equity                        48,017,779    (6,441,142)    41,576,637     184,358,334
  Government Bond                     134,312            --        134,312      64,983,427
  Short-Term                           15,441          (613)        14,828     126,941,622

5.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Appendix F of the Notes to Financial Statements details each fund's open reverse repurchase agreements at December 31, 2003.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with its custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.  CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, each fund had 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the US Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset Fund assesses entry and exit fees of 0.50%; and the International Equity Fund assesses entry and exit fees of 0.75%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003

7.  DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset and Government Bond Funds enter into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the funds may dispose of a commitment prior to settlement if the funds' money managers deem it appropriate to do so.

The Multi-Asset and Government Bond Funds enter into TBA sale commitments to hedge their portfolios or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.  CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in CIVs that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset, Government Bond, and Short-Term Funds invest in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although these funds generally maintain diversified portfolios, the ability of the issuers of the respective funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

9.  PRINCIPAL MEMBERS

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members as of December 31, 2003.

  ----------------------------------------------------------------
  FUND                                      NUMBER  % OF FUND HELD
  ----------------------------------------------------------------
  Multi-Asset                                   2            24
  International Equity                          1            47
  US Equity                                     2            24
  Government Bond                               4            70
  Short-Term                                    4            52

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003

10.  RESTRICTED SECURITIES

Restricted securities that were held by the funds at December 31, 2003, were valued in accordance with the VALUATION OF INVESTMENTS section as described in
Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix E of the Notes to Financial Statements details each fund's restricted securities at December 31, 2003.

11.  REPOSITIONING OF SHORT-TERM FUND

During the fourth quarter, upon the recommendation of the TIP board, the Short-Term Fund was repositioned as a temporary defensive measure to hold only US government securities. The fund's board recommended that the fund's investment strategy be amended to provide for investments only in US government securities and accordingly has authorized a shareholder vote to approve a change in the fund's concentration policy and investment objective.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003

                                   APPENDIX A

                 MONEY MANAGER FEE AS PERCENT OF ASSETS MANAGED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       EFFECTIVE
                                     MINIMUM  MAXIMUM  FEE RATE

TIFF MULTI-ASSET FUND

Aronson+Johnson+Ortiz, LP              0.10     0.80      0.28
Delaware International Advisers
  Ltd. (a)                             0.30     0.50      0.50
Harding, Loevner Management, LP        0.10     1.50      0.34
Marathon Asset Management, Ltd.        0.15     1.60      0.16
Oechsle International Advisors, LLC
  (d)                                  0.20     0.60      0.20
K.G. Redding & Associates, LLC (a)     0.50     0.75      0.75
Seix Investment Advisors, Inc. (d)     0.10     0.80      0.10
Smith Breeden Associates, Inc.         0.10     0.85      0.11
Wellington Management Company, LLP
  (a)                                  0.35     0.45      0.45

TIFF INTERNATIONAL EQUITY FUND

Delaware International Advisers
  Ltd. (a)                             0.33     0.55      0.54
Harding, Loevner Management, LP        0.10     1.50      0.14
Marathon Asset Management, Ltd.        0.15     1.60      1.28
Oechsle International Advisors, LLC
  (d)                                  0.20     1.00      0.20

TIFF US EQUITY FUND

Aronson+Johnson+Ortiz, LP              0.10     0.80      0.29
Martingale Asset Management, LP
  (a)(b)                               0.05     0.10      0.09
Palo Alto Investors                    0.10     2.00      0.94
Shapiro Capital Management
  Company, Inc.                        0.50     0.95      0.86
Westport Asset Management, Inc.        0.15     2.00      1.03

TIFF GOVERNMENT BOND FUND

Smith Breeden Associates, Inc. (c)     0.10     0.85      0.11

TIFF SHORT-TERM FUND

Fischer Francis Trees &
  Watts, Inc. (a)(c)                   0.15     0.20      0.16
----------------------------------------------------------------

(a)  Money manager receives a fee that does not include a performance component.
(b)  Money manager receives a fee based on assets of the entire fund.
(c) Money manager has agreed voluntarily to waive a portion of its fee, and the effective rate is after such waiver.
(d)  The money manager was defunded during the period.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003

                                   APPENDIX B

            OPEN FORWARD CURRENCY CONTRACTS AS OF DECEMBER 31, 2003

CONTRACT                                        US DOLLAR          FOREIGN CURRENCY    UNREALIZED APPRECIATION/
AMOUNT              DESCRIPTION            RECEIVABLE/(PAYABLE)  RECEIVABLE/(PAYABLE)       (DEPRECIATION)

           MULTI-ASSET FUND

           BUY CONTRACTS
  824,708  Euro settling on 3/17/04            $(1,012,762)          $ 1,038,119              $  25,357

           SELL CONTRACTS
           British Pound settling on
2,399,999  1/30/04                               4,056,257            (4,287,275)              (231,018)
                                                                                              ---------
                                                                                              $(205,661)
                                                                                              =========

           INTERNATIONAL EQUITY FUND

           BUY CONTRACTS
6,737,451  Euro settling on 3/17/04            $(8,273,758)          $ 8,480,911              $ 207,153

           SELL CONTRACTS
4,045,438  Euro settling on 3/17/04              4,999,999            (5,092,282)               (92,283)
           British Pound settling on
1,790,000  1/30/04                               3,030,739            (3,197,594)              (166,855)
                                                                                              ---------
                                                                                              $ (51,985)
                                                                                              =========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003

                                   APPENDIX C

            OPEN FINANCIAL FUTURES CONTRACTS AS OF DECEMBER 31, 2003

                                                                                UNREALIZED
NUMBER OF                                      COST/           VALUE AT       APPRECIATION/
CONTRACTS                TYPE                (PROCEEDS)   DECEMBER 31, 2003   (DEPRECIATION)

            MULTI-ASSET FUND

            LONG FINANCIAL FUTURES CONTRACTS
     95     March 2004 Pan-Euro             $  1,852,325     $  1,876,530      $    24,205
      7     March 2004 British Pound             756,875          776,081           19,206
     15     March 2004 Topix Index             1,371,702        1,449,383           77,681
     16     March 2004 S&P 500 Index           4,306,800        4,442,400          135,600
     12     March 2004 Japanese Yen            1,389,750        1,397,700            7,950
                                                                               -----------
                                                                                   264,642
                                                                               ===========

            SHORT FINANCIAL FUTURES CONTRACTS
      2     March 2004 Eurodollar               (493,356)        (493,875)            (519)
      2     June 2004 Eurodollar                (491,780)        (492,850)          (1,070)
      2     September 2004 Eurodollar           (489,793)        (491,225)          (1,432)
      2     December 2004 Eurodollar            (487,494)        (489,200)          (1,706)
      2     March 2005 Eurodollar               (485,405)        (487,150)          (1,745)
      2     June 2005 Eurodollar                (483,531)        (485,050)          (1,519)
      2     September 2005 Eurodollar           (481,930)        (483,225)          (1,295)
      2     December 2005 Eurodollar            (480,568)        (481,700)          (1,132)
      2     March 2006 Eurodollar               (479,343)        (480,500)          (1,157)
      2     June 2006 Eurodollar                (478,156)        (479,325)          (1,169)
      2     September 2006 Eurodollar           (477,068)        (478,275)          (1,207)
      2     December 2006 Eurodollar            (476,006)        (477,200)          (1,194)
      2     March 2007 Eurodollar               (475,093)        (476,350)          (1,257)
      2     June 2007 Eurodollar                (474,205)        (475,500)          (1,295)
      2     September 2007 Eurodollar           (473,405)        (474,700)          (1,295)
            March 2004 5-year US Treasury
      9     Notes                               (999,030)      (1,004,625)          (5,595)
                                                                               -----------
                                                                                   (24,587)
                                                                               -----------
                                                                               $   240,055
                                                                               ===========

            INTERNATIONAL EQUITY FUND

            LONG FINANCIAL FUTURES CONTRACTS
     21     March 2004 Canadian Dollar      $  1,575,000     $  1,615,740      $    40,740
            March 2004 Swiss Franc
     10     Currency                             981,250        1,008,250           27,000
     23     March 2004 Swiss Market Index        987,375        1,000,578           13,203
    316     March 2004 Pan-Euro                6,161,419        6,241,934           80,515
     24     March 2004 British Pound           2,595,000        2,660,850           65,850
     70     March 2004 Topix Index             6,439,310        6,780,399          341,089
     24     March 2004 S&P 500 TSE Index       1,627,122        1,658,881           31,759
      7     March 2004 DAX Index                 843,517          865,480           21,963
     56     March 2004 Japanese Yen            6,501,750        6,522,600           20,850
                                                                               -----------
                                                                               $   642,969
                                                                               ===========

            US EQUITY FUND

            LONG FINANCIAL FUTURES CONTRACTS
    210     March 2004 S&P 500 Index        $ 56,265,738     $ 58,306,500      $ 2,040,762

            SHORT FINANCIAL FUTURES CONTRACTS
    147     March 2004 Russell 2000 Index    (39,379,700)     (40,954,200)      (1,574,500)
                                                                               -----------
                                                                               $   466,262
                                                                               ===========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003

                                   APPENDIX D

                           CAPITAL SHARE TRANSACTIONS

                           YEAR ENDED DECEMBER 31, 2003    YEAR ENDED DECEMBER 31, 2002
                             SHARES          AMOUNT          SHARES          AMOUNT

MULTI-ASSET FUND
             Shares Sold     8,805,854    $ 105,845,547      6,365,804    $  70,485,136
       Shares Reinvested       358,000        4,241,737        356,129        3,636,148
          Exit/Entry Fee            --          569,440             --          419,543
                           -----------    -------------    -----------    -------------
                Subtotal     9,163,854      110,656,724      6,721,933       74,540,827
         Shares Redeemed      (769,437)      (8,797,030)    (1,085,775)     (12,358,483)
                           -----------    -------------    -----------    -------------
            Net Increase     8,394,417    $ 101,859,694      5,636,158    $  62,182,344
                           -----------    -------------    -----------    -------------

INTERNATIONAL EQUITY FUND
             Shares Sold       266,978    $   2,303,964        194,671    $   1,710,347
       Shares Reinvested       190,249        1,811,662         80,545          667,719
          Exit/Entry Fee            --           67,103             --           49,299
                           -----------    -------------    -----------    -------------
                Subtotal       457,227        4,182,729        275,216        2,427,365
         Shares Redeemed      (717,312)      (6,625,725)      (576,296)      (4,850,189)
                           -----------    -------------    -----------    -------------
            Net Decrease      (260,085)   $  (2,442,996)      (301,080)   $  (2,422,824)
                           -----------    -------------    -----------    -------------

US EQUITY FUND
             Shares Sold     1,526,987    $  15,449,240      1,343,297    $  13,706,735
       Shares Reinvested        15,057          194,844             --               --
          Exit/Entry Fee            --           90,723             --           66,248
                           -----------    -------------    -----------    -------------
                Subtotal     1,542,044       15,734,807      1,343,297       13,772,983
         Shares Redeemed    (1,779,775)     (20,824,348)    (1,160,586)     (12,758,523)
                           -----------    -------------    -----------    -------------
  Net Increase (Decrease)     (237,731)   $  (5,089,541)       182,711    $   1,014,460
                           -----------    -------------    -----------    -------------

GOVERNMENT BOND FUND*
             Shares Sold     5,563,050    $  55,607,234             --    $          --
       Shares Reinvested       103,937        1,024,696             --               --
                           -----------    -------------    -----------    -------------
                Subtotal     5,666,987       56,631,930             --               --
         Shares Redeemed    (1,765,089)     (17,976,503)            --               --
                           -----------    -------------    -----------    -------------
            Net Increase     3,901,898    $  38,655,427             --    $          --
                           -----------    -------------    -----------    -------------

SHORT-TERM FUND
             Shares Sold    19,041,316    $ 188,680,415     21,875,275    $ 218,691,101
       Shares Reinvested       375,363        3,716,821        364,665        3,641,307
                           -----------    -------------    -----------    -------------
                Subtotal    19,416,679      192,397,236     22,239,940      222,332,408
         Shares Redeemed   (23,501,848)    (232,410,669)   (14,433,393)    (144,348,200)
                           -----------    -------------    -----------    -------------
  Net Increase (Decrease)   (4,085,169)   $ (40,013,433)     7,806,547    $  77,984,208
                           -----------    -------------    -----------    -------------
----------------------------------------------------------------------------------------

  *  For the period March 31, 2003 through December 31, 2003.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003

                                   APPENDIX E

                 RESTRICTED SECURITIES AS OF DECEMBER 31, 2003

The following restricted securities were held by the funds as of December 31, 2003, and were valued in accordance with the VALUATION OF INVESTMENTS as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

                                                 INVESTMENT                   DATE OF ACQUISITION         COST

MULTI-ASSET FUND                     Bessent Global Fund, LP                       07/31/03            $ 4,000,000
                                     Canyon Value Realization Fund, LP        06/01/96 - 06/30/03       13,797,935
                                     Farallon Capital Institutional
                                     Partners, LP                             04/01/95 - 12/31/97        7,746,138
                                     Lone Picea, LP                                01/02/03              1,315,000
                                     Lone Redwood, LP                              12/31/97              2,738,471
                                     Maverick Fund USA, Ltd.                  12/31/02 - 12/30/03        5,000,000
                                     OZ Domestic Partners, LP                 12/31/01 - 09/30/03        9,000,000
                                     Regiment Capital Ltd.                         06/30/03              6,000,000
                                     Tosca                                         12/30/03              5,000,000

INTERNATIONAL EQUITY FUND            Bessent Global Fund, LP                  05/31/03 - 08/01/03        3,880,670
                                     Lansdowne UK Equity Fund Limited              05/31/03              4,000,000

US EQUITY FUND                       Adage Capital Partners, LP               12/31/01 - 06/30/03       31,500,000
                                     Gotham Partners, LP                      12/31/96 - 06/26/97          973,105

At December 31, 2003, the aggregate market value of restricted securities was:
Multi-Asset Fund -- $83,545,181 (19.8% of net assets); International Equity
Fund -- $8,639,975 (5.1% of net assets); US Equity Fund -- $33,034,157 (14.2% of net assets). All of the above listed securities are illiquid, with the exception of Bessent Global Fund, LP and Canyon Value Realization Fund, LP, which the board of directors deemed to be liquid. The above list does not include securities registered under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2003

                                   APPENDIX F

             REVERSE REPURCHASE AGREEMENTS AS OF DECEMBER 31, 2003

MULTI-ASSET FUND

                                                         MARKET
FACE VALUE                 DESCRIPTION                    VALUE

$18,691,250  Morgan Stanley Dean Witter, 0.85%, dated
             12/15/03, to be repurchased on 1/12/04,
             at face value, plus accrued interest.     $18,691,250
    988,750  Morgan Stanley Dean Witter, 0.90%, dated
             12/17/03, to be repurchased on 1/12/04,
             at face value, plus accrued interest.         988,750
                                                       -----------
             Total reverse repurchase agreements       $19,680,000
                                                       ===========

Average balance outstanding                            $19,441,337
Average interest rate                                        0.66%
Maximum balance outstanding                            $23,040,700

Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

GOVERNMENT BOND FUND

                                                         MARKET
FACE VALUE                 DESCRIPTION                    VALUE

$27,326,607  Morgan Stanley Dean Witter, 0.85%, dated
             12/15/03, to be repurchased on 1/12/04,
             at face value, plus accrued interest.     $27,326,607
                                                       ===========

Average balance outstanding                            $41,583,311
Average interest rate                                        0.53%
Maximum balance outstanding                            $55,644,286

Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

--------------------------------------------------------------------------------

  REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of TIFF Investment Program, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, and the related statements of operations, of changes in net assets, and cash flows, if applicable, and the financial highlights present fairly, in all material respects, the financial position of TIFF Multi-Asset Fund, TIFF International Equity Fund, TIFF US Equity Fund, TIFF Government Bond Fund, and TIFF Short-Term Fund (constituting the TIFF Investment Program, Inc., hereafter referred to as the "funds"), at December 31, 2003, the results of each of their operations for the period then ended, the changes in each of their net assets for each of the periods indicated, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts

February 20, 2004

--------------------------------------------------------------------------------

  DIRECTORS AND PRINCIPAL OFFICERS

  --------------------------------------------------------------------------------------------------------------
  NAME (AGE)                      POSITION       LENGTH OF         PRINCIPAL OCCUPATION          OTHER
  ADDRESS                         WITH FUND      SERVICE (A)       FOR LAST FIVE YEARS           DIRECTORSHIPS
  --------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
  Suzanne Brenner (46)            Director       1 year            senior investment             none
  Associate Treasurer and                                          officer
  Senior Investment Officer
  The Metropolitan Museum of Art
  1000 Fifth Avenue
  New York, NY 10028
  Harry N. Hoffman III (48)       Director       3 years           chief investment              none
  Chief Investment Officer                                         officer
  Mayo Foundation
  200 First Street SW
  Rochester, MN 55905
  Sheryl L. Johns (47)            Director       7 years           chief financial officer       none
  VP, Treasurer, and CFO
  Houston Endowment Inc.
  600 Travis, Suite 6400
  Houston, TX 77002
  INTERESTED DIRECTORS
  William H. McLean (48)(b)       Director       3 years           chief investment              none
  VP and Chief Investment                                          officer
  Officer
  Northwestern University
  Investment Office --
  Room 1-209
  633 Clark Street
  Evanston, IL 60208
  PRINCIPAL OFFICERS
  Richard J. Flannery (46)        President and  1 year            executive vice
  TIFF                            Principal                        president
  590 Peter Jefferson Parkway,    Executive                        of Delaware Investments
  Suite 250                       Officer
  Charlottesville, VA 22911
  David A. Salem (47)             Vice           10 years          chief investment
  TIFF                            President                        officer
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Esther Cash (46)                Vice           10 years          investment operations
  TIFF                            President
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Tina M. Leiter (37)             Secretary      1 year            investment operations
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  William E. Vastardis (48)       Treasurer and  10 years          fund administrator
  EOS Fund Services LLC           Principal
  360 West 22nd Street, Suite     Financial
  16E                             Officer
  New York, NY 10011

-------------

(a) Each director serves until the date that director resigns, retires, or is removed by the board of directors or shareholders in accordance with the Articles of Incorporation.
(b) Mr. McLean is deemed to be an "interested director" because he also serves as a director of TIFF Advisory Services, Inc., the mutual funds' advisor.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

                            TIFF INVESTMENT PROGRAM

ADVISOR
TIFF Advisory Services, Inc.
590 Peter Jefferson Parkway, Suite 250
Charlottesville, VA 22911
PHONE    (434) 817-8200
FAX      (434) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Dechert
1500 I Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

OPERATIONS MONITORING AGENT
EOS Fund Services LLC
26 West 17th Street, 6th Floor
New York, NY 10011

MONEY MANAGERS

TIFF MULTI-ASSET FUND
Aronson+Johnson+Ortiz, LP
Bessent Capital, LLC
Canyon Capital Advisors LLC
Delaware International Advisers Ltd.
Farallon Capital Management, LLC
Harding, Loevner Management, LP
Lone Pine Capital LLC
Marathon Asset Management, Ltd.
Maverick Capital, Ltd.
Och-Ziff Capital Management Group
K.G. Redding & Associates, LLC
Regiment Capital Management, LLC
Smith Breeden Associates, Inc.
Toscafund, Limited
Wellington Management Company, LLP

TIFF INTERNATIONAL EQUITY FUND
Bessent Capital, LLC
Delaware International Advisers Ltd.
Harding, Loevner Management, LP
Lansdowne Partners
Marathon Asset Management, Ltd.

TIFF US EQUITY FUND
Adage Capital Management, LP
Aronson+Johnson+Ortiz, LP
Marathon Asset Management, Ltd.
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management Company, Inc.
Westport Asset Management, Inc.

TIFF GOVERNMENT BOND FUND
Smith Breeden Associates, Inc.

TIFF SHORT-TERM FUND
Fischer Francis Trees & Watts, Inc.

ITEM 2. CODE OF ETHICS.

          As of December 15, 2003, the Registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2003, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Registrant's Code of Ethics is filed with this Form N-CSR under item 10 (a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Sheryl L. Johns, who is "independent" as defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP, for the audit of the Registrant's annual financial statements for 2003 and 2002 were $204,000 and $207,000, respectively.
          (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2003 or 2002.
          (c) TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by PricewaterhouseCoopers LLP for the review of Form 1120-RIC, Form 8613, Form 500 and review of excise tax distribution calculations for 2003 and 2002 were $66,500 and $62,300, respectively.
          (d) ALL OTHER FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2003 or 2002.
          (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant's audit committee has delegated the authority to pre-approve the provision of audit and non-audit services to the chair of the audit committee; provided, however, that such pre-approval of audit or non-audit services is subject to ratification by the full audit committee at their next regularly scheduled audit committee meeting.
          (e)  (2) Not applicable.
          (f)  Not applicable.
          (g)  Not applicable.
          (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable to this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

          (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the

          Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

          (a)(1) Code of Ethics Described in Item 2 is attached.

          (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

          (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               TIFF Investment Program, Inc.

By (Signature and Title):  /s/ Richard J. Flannery
                           ----------------------------------------------------
                           Richard J. Flannery, President and Principal
                           Executive Officer

                           Date March 5, 2004
                                -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):  /s/ Richard J. Flannery
                           ----------------------------------------------------
                           Richard J. Flannery, President and Principal
                           Executive Officer

                           Date March 5, 2004
                                -------------

By (Signature and Title):  /s/ William E. Vastardis
                           ----------------------------------------------------
                           William E. Vastardis, Treasurer and Principal Financial Officer

                           Date March 5, 2004
                                ---------------